UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                  FORM N-CSRS
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-23028

                     WINTON DIVERSIFIED OPPORTUNITIES FUND
               (Exact name of registrant as specified in charter)
                                    ________

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Michael Beattie
                              C/O SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-330-9999

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2017

                    DATE OF REPORTING PERIOD: APRIL 30, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO OMITTED]



                               Winton Diversified
                               Opportunities Fund

                               Semi-Annual Report
                           April 30, 2017 (Unaudited)

[LOGO OMITTED]
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Information ............................................................  1
Letter to Shareholders ......................................................  2
Consolidated Schedule of Investments ........................................  4
Consolidated Statement of Assets and Liabilities ............................ 24
Consolidated Statement of Operations ........................................ 25
Consolidated Statements of Changes in Net Assets ............................ 26
Consolidated Financial Highlights ........................................... 27
Notes to the Consolidated Financial Statements .............................. 28

The Fund files its complete consolidated schedule of investments of fund holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days of the period end. The Fund's N-Q forms are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-866-330-9999; and (ii) on the SEC's website at http://www.sec.gov.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

[LOGO OMITTED]
--------------------------------------------------------------------------------

FUND INFORMATION
For the six-month period ended April 30, 2017

REGISTERED OFFICE        P.O. Box 588
                         Portland, ME 04112

ADVISER                  Winton Capital US LLC
                         375 Park Avenue
                         New York, NY 10152

DISTRIBUTOR              SEI Investments Distribution Co.
                         One Freedom Valley Drive
                         Oaks, PA 19456

ADMINISTRATOR            SEI Investments Global Funds Services
                         One Freedom Valley Drive
                         Oaks, PA 19456

LEGAL COUNSEL            Morgan, Lewis & Bockius LLP
                         1701 Market Street
                         Philadelphia, PA 19103-2921

CUSTODIAN                The Bank of New York Mellon
                         101 Barclay Street
                         New York, NY 10286

TRANSFER AGENT           Atlantic Shareholder Services, LLC
                         Three Canal Plaza
                         Portland, ME 04101

PRIME BROKER             Morgan Stanley & Co., LLC
                         One New York Plaza
                         New York, NY 10004

INDEPENDENT REGISTERED   KPMG LLP
PUBLIC ACCOUNTING FIRM   1601 Market Street
                         Philadelphia, PA 19103

                                           Winton Diversified Opportunities Fund
                                           For the six-month period ended
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Performance Summary

Winton Diversified Opportunities Fund's net asset value per share declined by -0.06% between November 1, 2016 and April 30, 2017. For comparison, the HFRX Global Hedge Fund Index rose 3.86% and 3-month USD Libor returned 0.51% over the same period.

Portfolio Review

Winton Diversified Opportunities Fund (the "Fund") follows the Winton Diversified Program (Enhanced) (the "Program"), a systematic investment approach where decisions are driven by statistical inference based on the empirical analysis of data, rather than instinct or intuition. The Program is operated as an automated, computer-based system that uses leverage to invest long and short, across global futures, forwards and single-stock equities. It employs multiple strategies in over 100 markets.

The six months under review was a period of optimism for global financial markets. Many of the world's major stock indices posted double-digit returns with the Dow Jones Industrial Average breaking through the symbolic 20,000 mark and the S&P 500 reaching new all-time highs. European equities also performed well as political concerns eased alongside election results in Netherlands and France. Fixed income markets generally lost ground as US Treasury yields rallied around the US presidential election and the Federal Reserve hiked rates twice during the review period. The Japanese yen also weakened versus the US dollar, while the British pound recovered some of its Brexit losses from the preceding summer. In commodities, energy prices rose and base metals appreciated as concerns around a slowdown in Chinese economic growth subsided.

The Fund's performance was flat over the six month as profits in stock indices, single-stock equities and agricultural commodities were erased by losses in energies, currencies, fixed income and metals. Long exposure to rallying stock markets was the biggest driver of returns, with the top-performing US and European indices leading the gains. Elsewhere, the Fund benefited from positioning in the information technology and energy sectors in single-stock equities. In commodities, exposure to crops and livestock added value, mostly due to falling cocoa and coffee prices as well as a rallying live cattle market, which rose by a third over the review period.

                                           Winton Diversified Opportunities Fund
                                           For the six-month period ended
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS (continued)

The commodities sectors detracted from performance overall, however, due to losses in energies and precious metals. Sentiment in energy markets during 2016 was dominated by the prospect of an OPEC deal to cut production, which was finally agreed on the last day of November and led oil prices to rally to levels not seen since the summer of 2015. The Fund's net short exposure to the sector at the start of the review period detracted from returns, before some large falls in gas prices during January and February hurt the Fund's long positioning in the natural gas market. Gold, meanwhile, led the losses in precious metals as positioning was out of sync with market movements during five of the six months.

The fixed income and currencies sectors were also challenging for performance, having made positive contributions to returns over the 12 months preceding the review period. The sharp rally in Treasury yields around the US presidential election weighed on performance, but the long downward trend in yields had already started to falter during the preceding months. The result was that the Fund's positions in the sector were much reduced by the time of the rout. Similarly, in another trend reversal, a longstanding short position in the British pound, which was a major positive contributor to performance during the prior review period, was a detractor from returns having appreciated nearly 6% versus the US dollar ahead of Brexit negotiations.

We were disappointed to see the Fund's net asset value per share end the review period near where it started, but we were pleased to see our single-stock equities, carry and other futures systems provide valuable diversification for our trend-following systems. We take comfort in our research and continue to believe that the Program has the potential to provide our investors with returns that are in line with the stated investment objective.

Sincerely,


Winton Capital US LLC ("Winton")

                        DEFINITION OF COMPARATIVE INDEX
                       --------------------------------

THE HFRX GLOBAL HEDGE FUND INDEX is designed to be representative of the overall composition of the hedge fund universe.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS

Below is a list of open equity swap contracts held by the Fund at April 30, 2017. All equity swap contracts are held with one counterparty, Morgan Stanley.

-----------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION         FUND PAYS/   TERMINATION   CONTRACTS       NOTIONAL      UNREALIZED
                                    (RECEIVES)       DATE                      AMOUNT $      APPRECIATION/
                                                                                           (DEPRECIATION) $
-----------------------------------------------------------------------------------------------------------
3M Co                               FEDEF-1D      10/04/17           151        29,570               --
AbbVie Inc                          FEDEF-1D      10/04/17           104         6,858               --
Acadia Realty Trust                 FEDEF-1D      10/04/17           452        13,144               --
Accenture PLC                       FEDEF-1D      10/04/17            67         8,127               --
Activision Blizzard Inc             FEDEF-1D      10/04/17           660        34,485               --
Adobe Systems Inc                   FEDEF-1D      10/04/17            75        10,031               --
Advanced Micro Devices Inc          FEDEF-1D      10/04/17            75           998               --
Aetna Inc                           FEDEF-1D      10/04/17           281        37,955               --
Aflac Inc                           FEDEF-1D      10/04/17           361        27,032               --
Alaska Air Group Inc                FEDEF-1D      10/04/17           241        20,507               --
Allegiant Travel Co                 FEDEF-1D      10/04/17            42         6,107               --
Alliance Data Systems Corp          FEDEF-1D      10/04/17            78        19,471               --
Alliant Energy Corp                 FEDEF-1D      10/04/17            87         3,421               --
Allstate Corp                       FEDEF-1D      10/04/17           428        34,792               --
Alphabet Inc                        FEDEF-1D      10/04/17            83        76,735               --
Altria Group Inc                    FEDEF-1D      10/04/17         1,333        95,683               --
AMC Networks Inc                    FEDEF-1D      10/04/17           183        10,921               --
American Express Co                 FEDEF-1D      10/04/17           513        40,655               --
American Tower Corp                 FEDEF-1D      10/04/17            34         4,282               --
American Water Works Co             FEDEF-1D      10/04/17            68         5,424               --
Ameriprise Financial Inc            FEDEF-1D      10/04/17           156        19,945               --
AmerisourceBergen Corp              FEDEF-1D      10/04/17           409        33,558               --
Amgen Inc                           FEDEF-1D      10/04/17            54         8,819               --
Analog Devices Inc                  FEDEF-1D      10/04/17           214        16,307               --
Anthem Inc                          FEDEF-1D      10/04/17           210        37,357               --
Aon PLC                             FEDEF-1D      10/04/17           194        23,249               --
Apple Inc                           FEDEF-1D      10/04/17           456        65,504               --
Applied Materials Inc               FEDEF-1D      10/04/17           865        35,128               --
Archer-Daniels-Midland Co           FEDEF-1D      10/04/17           150         6,863               --
Arrow Electronics Inc               FEDEF-1D      10/04/17           111         7,826               --
Arthur J Gallagher & Co             FEDEF-1D      10/04/17           443        24,724               --
Ashland Global Holdings Inc         FEDEF-1D      10/04/17           111        13,709               --
Assurant Inc                        FEDEF-1D      10/04/17           237        22,809               --
Autodesk Inc                        FEDEF-1D      10/04/17            88         7,926               --
Automatic Data Processing Inc       FEDEF-1D      10/04/17           218        22,779               --
AutoNation Inc                      FEDEF-1D      10/04/17           265        11,130               --
AutoZone Inc                        FEDEF-1D      10/04/17             4         2,769               --
Avery Dennison Corp                 FEDEF-1D      10/04/17            48         3,994               --
Avista Corp                         FEDEF-1D      10/04/17           322        12,989               --
Baker Hughes Inc                    FEDEF-1D      10/04/17            16           950               --
Bank of America Corp                FEDEF-1D      10/04/17           105         2,451               --
Bank of New York Mellon Corp        FEDEF-1D      10/04/17           381        17,930               --
Baxter International Inc            FEDEF-1D      10/04/17           458        25,501               --

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

-----------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION         FUND PAYS/   TERMINATION   CONTRACTS       NOTIONAL      UNREALIZED
                                    (RECEIVES)       DATE                      AMOUNT $      APPRECIATION/
                                                                                           (DEPRECIATION) $
-----------------------------------------------------------------------------------------------------------
Becton Dickinson and Co             FEDEF-1D      10/04/17            16         2,992               --
Bed Bath & Beyond Inc               FEDEF-1D      10/04/17           543        21,041               --
Best Buy Co Inc                     FEDEF-1D      10/04/17           541        28,029               --
Boeing Co                           FEDEF-1D      10/04/17           169        31,236               --
Broadcom Ltd                        FEDEF-1D      10/04/17            19         4,195               --
CA Inc                              FEDEF-1D      10/04/17         1,159        38,050               --
Cadence Design Systems Inc          FEDEF-1D      10/04/17           558        18,174               --
Campbell Soup Co                    FEDEF-1D      10/04/17            52         2,992               --
Capital One Financial Corp          FEDEF-1D      10/04/17           360        28,937               --
Cardinal Health Inc                 FEDEF-1D      10/04/17           363        26,350               --
Care Capital Properties Inc         FEDEF-1D      10/04/17           336         9,028               --
Carnival Corp                       FEDEF-1D      10/04/17           422        26,067               --
CBOE Holdings Inc                   FEDEF-1D      10/04/17            37         3,049               --
CBRE Group Inc                      FEDEF-1D      10/04/17           208         7,448               --
CBS Corp                            FEDEF-1D      10/04/17            49         3,261               --
Centene Corp                        FEDEF-1D      10/04/17           220        16,368               --
CH Robinson Worldwide Inc           FEDEF-1D      10/04/17            19         1,381               --
Charter Communications Inc          FEDEF-1D      10/04/17            44        15,187               --
Chubb Ltd                           FEDEF-1D      10/04/17           145        19,901               --
Church & Dwight Co Inc              FEDEF-1D      10/04/17           585        28,975               --
Cigna Corp                          FEDEF-1D      10/04/17           202        31,587               --
Cincinnati Financial Corp           FEDEF-1D      10/04/17            18         1,298               --
Cirrus Logic Inc                    FEDEF-1D      10/04/17            97         6,242               --
Cisco Systems Inc                   FEDEF-1D      10/04/17         1,742        59,350               --
Citigroup Inc                       FEDEF-1D      10/04/17            18         1,064               --
Citrix Systems Inc                  FEDEF-1D      10/04/17           505        40,875               --
Clorox Co                           FEDEF-1D      10/04/17           214        28,610               --
Colgate-Palmolive Co                FEDEF-1D      10/04/17           562        40,486               --
Comcast Corp                        FEDEF-1D      10/04/17           890        34,879               --
Comerica Inc                        FEDEF-1D      10/04/17            41         2,899               --
Constellation Brands Inc            FEDEF-1D      10/04/17             2           345               --
Corelogic Inc                       FEDEF-1D      10/04/17           305        13,036               --
Corning Inc                         FEDEF-1D      10/04/17         1,082        31,216               --
Cummins Inc                         FEDEF-1D      10/04/17            89        13,434               --
CVS Health Corp                     FEDEF-1D      10/04/17           520        42,869               --
Darden Restaurants Inc              FEDEF-1D      10/04/17            98         8,349               --
Darling Ingredients Inc             FEDEF-1D      10/04/17           572         8,654               --
DaVita Inc                          FEDEF-1D      10/04/17             9           621               --
Deere & Co                          FEDEF-1D      10/04/17           108        12,054               --
Discover Financial Services         FEDEF-1D      10/04/17           463        28,979               --
Discovery Communications Inc        FEDEF-1D      10/04/17           324         9,325               --
Dish Network Corp                   FEDEF-1D      10/04/17           181        11,664               --
Dollar General Corp                 FEDEF-1D      10/04/17            51         3,708               --
Dow Chemical Co                     FEDEF-1D      10/04/17           150         9,420               --
DR Horton Inc                       FEDEF-1D      10/04/17           895        29,437               --
Dr Pepper Snapple Group Inc         FEDEF-1D      10/04/17           115        10,540               --

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

-----------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION         FUND PAYS/   TERMINATION   CONTRACTS       NOTIONAL      UNREALIZED
                                    (RECEIVES)       DATE                      AMOUNT $      APPRECIATION/
                                                                                           (DEPRECIATION) $
-----------------------------------------------------------------------------------------------------------
DST Systems Inc                     FEDEF-1D      10/04/17           129        15,881               --
Eastman Chemical Co                 FEDEF-1D      10/04/17            55         4,386               --
eBay Inc                            FEDEF-1D      10/04/17           834        27,864               --
Edison International                FEDEF-1D      10/04/17            79         6,318               --
Electronic Arts Inc                 FEDEF-1D      10/04/17           359        34,040               --
EPR Properties                      FEDEF-1D      10/04/17           136         9,889               --
Equifax Inc                         FEDEF-1D      10/04/17            37         5,006               --
Equity Residential                  FEDEF-1D      10/04/17           288        18,599               --
Estee Lauder Cos Inc                FEDEF-1D      10/04/17            92         8,017               --
Esterline Technologies Co           FEDEF-1D      10/04/17           126        11,523               --
Everest Re Group Ltd                FEDEF-1D      10/04/17           146        36,750               --
Expeditors International of
  Washington Inc                    FEDEF-1D      10/04/17           142         7,965               --
Express Scripts Holding Co          FEDEF-1D      10/04/17           357        21,898               --
Extra Space Storage                 FEDEF-1D      10/04/17            26         1,964               --
F5 Networks Inc                     FEDEF-1D      10/04/17           293        37,835               --
Facebook Inc                        FEDEF-1D      10/04/17           544        81,736               --
Fifth Third Bancorp                 FEDEF-1D      10/04/17           803        19,617               --
First Solar Inc                     FEDEF-1D      10/04/17            91         2,689               --
Fiserv Inc                          FEDEF-1D      10/04/17           256        30,500               --
Fluor Corp                          FEDEF-1D      10/04/17            51         2,617               --
Foot Locker Inc                     FEDEF-1D      10/04/17           195        15,081               --
Ford Motor Co                       FEDEF-1D      10/04/17         1,612        18,490               --
Fortune Brands Home &
  Security Inc                      FEDEF-1D      10/04/17           284        18,102               --
Franklin Resources Inc              FEDEF-1D      10/04/17           312        13,450               --
Gap Inc                             FEDEF-1D      10/04/17           800        20,960               --
Garmin Ltd                          FEDEF-1D      10/04/17           271        13,778               --
Gartner Inc                         FEDEF-1D      10/04/17            20         2,282               --
General Dynamics Corp               FEDEF-1D      10/04/17           421        81,586               --
General Mills Inc                   FEDEF-1D      10/04/17            36         2,070               --
Genuine Parts Co                    FEDEF-1D      10/04/17           147        13,527               --
GGP Inc                             FEDEF-1D      10/04/17           350         7,564               --
Gilead Sciences Inc                 FEDEF-1D      10/04/17           527        36,126               --
Goodyear Tire & Rubber Co           FEDEF-1D      10/04/17            79         2,862               --
H&R Block Inc                       FEDEF-1D      10/04/17           376         9,321               --
Hanesbrands Inc                     FEDEF-1D      10/04/17            71         1,549               --
Harley-Davidson Inc                 FEDEF-1D      10/04/17            71         4,034               --
Harris Corp                         FEDEF-1D      10/04/17            96        10,741               --
Hartford Financial Services
  Group Inc                         FEDEF-1D      10/04/17           373        18,038               --
Hasbro Inc                          FEDEF-1D      10/04/17            35         3,469               --
HCA Holdings Inc                    FEDEF-1D      10/04/17            99         8,337               --
Healthcare Realty Trust Inc         FEDEF-1D      10/04/17           400        13,120               --
Henry Schein Inc                    FEDEF-1D      10/04/17            14         2,433               --
Hershey Co                          FEDEF-1D      10/04/17           162        17,528               --
Hewlett Packard Enterprise Co       FEDEF-1D      10/04/17            93         1,733               --
Hilton Worldwide Holdings           FEDEF-1D      10/04/17           110         6,487               --
Hologic Inc                         FEDEF-1D      10/04/17            12           542               --

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

-----------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION         FUND PAYS/   TERMINATION   CONTRACTS       NOTIONAL      UNREALIZED
                                    (RECEIVES)       DATE                      AMOUNT $      APPRECIATION/
                                                                                           (DEPRECIATION) $
-----------------------------------------------------------------------------------------------------------
Home Depot Inc                      FEDEF-1D      10/04/17            39         6,088               --
Honeywell International Inc         FEDEF-1D      10/04/17            23         3,016               --
Hormel Foods Corp                   FEDEF-1D      10/04/17            78         2,736               --
HP Inc                              FEDEF-1D      10/04/17         2,322        43,700               --
Humana Inc                          FEDEF-1D      10/04/17           120        26,638               --
Hyatt Hotels Corp                   FEDEF-1D      10/04/17            46         2,553               --
Illinois Tool Works Inc             FEDEF-1D      10/04/17           113        15,604               --
Ingersoll-Rand PLC                  FEDEF-1D      10/04/17           175        15,531               --
Intel Corp                          FEDEF-1D      10/04/17           843        30,474               --
Intercontinental Exchange Inc       FEDEF-1D      10/04/17            30         1,806               --
International Business Machines
  Corp                              FEDEF-1D      10/04/17           196        31,417               --
Interpublic Group of Cos Inc        FEDEF-1D      10/04/17           725        17,088               --
Intuit Inc                          FEDEF-1D      10/04/17           236        29,550               --
Intuitive Surgical Inc              FEDEF-1D      10/04/17             1           836               --
Invesco Ltd                         FEDEF-1D      10/04/17           139         4,579               --
Johnson & Johnson                   FEDEF-1D      10/04/17            37         4,568               --
JPMorgan Chase & Co                 FEDEF-1D      10/04/17           174        15,138               --
Juniper Networks Inc                FEDEF-1D      10/04/17           181         5,443               --
Keysight Technologies Inc           FEDEF-1D      10/04/17           242         9,058               --
Kilroy Realty Corp                  FEDEF-1D      10/04/17           119         8,393               --
Kimberly-Clark Corp                 FEDEF-1D      10/04/17           357        46,321               --
Kimco Realty Corp                   FEDEF-1D      10/04/17            13           264               --
Kla-Tencor Corp                     FEDEF-1D      10/04/17           193        18,956               --
Kohl's Corp                         FEDEF-1D      10/04/17           126         4,918               --
Kraft Heinz Co                      FEDEF-1D      10/04/17            10           904               --
Kroger Co                           FEDEF-1D      10/04/17           242         7,175               --
L Brands Inc                        FEDEF-1D      10/04/17           132         6,971               --
L-3 Communications Corp             FEDEF-1D      10/04/17            21         3,607               --
Lam Research Corp                   FEDEF-1D      10/04/17           333        48,235               --
Lancaster Colony Corp               FEDEF-1D      10/04/17           107        13,471               --
Leggett & Platt Inc                 FEDEF-1D      10/04/17           121         6,357               --
Lennar Corp                         FEDEF-1D      10/04/17           676        34,138               --
Lennox International Inc            FEDEF-1D      10/04/17           107        17,697               --
Lexington Realty Trust              FEDEF-1D      10/04/17         1,006        10,231               --
Lifepoint Health Inc                FEDEF-1D      10/04/17           148         9,198               --
Lincoln National Corp               FEDEF-1D      10/04/17           301        19,845               --
Lockheed Martin Corp                FEDEF-1D      10/04/17           260        70,057               --
Lowe's Cos Inc                      FEDEF-1D      10/04/17           165        14,005               --
LyondellBasell Industries NV        FEDEF-1D      10/04/17           289        24,496               --
Macy's Inc                          FEDEF-1D      10/04/17           415        12,126               --
ManPowerGroup Inc                   FEDEF-1D      10/04/17            87         8,785               --
Marsh & McLennan Cos Inc            FEDEF-1D      10/04/17           458        33,952               --
Masco Corp                          FEDEF-1D      10/04/17            36         1,333               --
Mastercard Inc                      FEDEF-1D      10/04/17            27         3,141               --
McCormick & Co Inc                  FEDEF-1D      10/04/17            37         3,696               --
McDonald's Corp                     FEDEF-1D      10/04/17            30         4,198               --

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

-----------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION         FUND PAYS/   TERMINATION   CONTRACTS       NOTIONAL      UNREALIZED
                                    (RECEIVES)       DATE                      AMOUNT $      APPRECIATION/
                                                                                           (DEPRECIATION) $
-----------------------------------------------------------------------------------------------------------
McKesson Corp                       FEDEF-1D      10/04/17           210        29,041               --
Medtronic PLC                       FEDEF-1D      10/04/17             5           415               --
MetLife Inc                         FEDEF-1D      10/04/17            61         3,160               --
Metter-Toledo Intl                  FEDEF-1D      10/04/17             8         4,107               --
Microchip Technology Inc            FEDEF-1D      10/04/17            42         3,174               --
Microsemi Corp                      FEDEF-1D      10/04/17           164         7,698               --
Microsoft Corp                      FEDEF-1D      10/04/17           600        41,076               --
Mohawk Industries Inc               FEDEF-1D      10/04/17             5         1,174               --
Molson Coors Brewing Co             FEDEF-1D      10/04/17            78         7,479               --
Mondelez International Inc          FEDEF-1D      10/04/17           138         6,214               --
Monsanto Co                         FEDEF-1D      10/04/17            32         3,732               --
Moody's Corp                        FEDEF-1D      10/04/17            71         8,401               --
Motorola Solutions Inc              FEDEF-1D      10/04/17           293        25,189               --
MSC Industrial Direct Co            FEDEF-1D      10/04/17            94         8,416               --
National Instruments Corp           FEDEF-1D      10/04/17           364        12,707               --
National Oilwell Varco Inc          FEDEF-1D      10/04/17            18           629               --
NetApp Inc                          FEDEF-1D      10/04/17           558        22,236               --
Netscout Systems Inc                FEDEF-1D      10/04/17           340        12,801               --
New Jersey Resources Corp           FEDEF-1D      10/04/17           337        13,598               --
News Corp                           FEDEF-1D      10/04/17           172         2,188               --
NextEra Energy Inc                  FEDEF-1D      10/04/17           136        18,164               --
Nordstrom Inc                       FEDEF-1D      10/04/17           153         7,385               --
Northern Trust Corp                 FEDEF-1D      10/04/17             1            90               --
Northrop Grumman Corp               FEDEF-1D      10/04/17           294        72,312               --
Norwegian Cruise Line Holdings      FEDEF-1D      10/04/17           201        10,840               --
NRG Energy Inc                      FEDEF-1D      10/04/17           146         2,467               --
Nucor Corp                          FEDEF-1D      10/04/17            86         5,274               --
NVIDIA Corp                         FEDEF-1D      10/04/17           129        13,455               --
NVR Inc                             FEDEF-1D      10/04/17             2         4,223               --
Omnicom Group Inc                   FEDEF-1D      10/04/17           535        43,934               --
Oracle Corp                         FEDEF-1D      10/04/17         1,195        53,727               --
O'Reilly Automotive Inc             FEDEF-1D      10/04/17            16         3,970               --
Palo Alto Networks Inc              FEDEF-1D      10/04/17            53         5,746               --
Paychex Inc                         FEDEF-1D      10/04/17           315        18,673               --
Paypal Holdings Inc                 FEDEF-1D      10/04/17           198         9,449               --
Philip Morris International Inc     FEDEF-1D      10/04/17           725        80,359               --
Pitney Bowes Inc                    FEDEF-1D      10/04/17            34           452               --
PNC Financial Services Group Inc    FEDEF-1D      10/04/17            65         7,784               --
PPL Corp                            FEDEF-1D      10/04/17           578        22,028               --
Principal Financial Group Inc       FEDEF-1D      10/04/17           128         8,337               --
Proassurance Corp                   FEDEF-1D      10/04/17           206        12,751               --
Procter & Gamble Co                 FEDEF-1D      10/04/17           299        26,112               --
Progressive Corp                    FEDEF-1D      10/04/17           642        25,500               --
Prudential Financial Inc            FEDEF-1D      10/04/17           152        16,269               --
Public Storage                      FEDEF-1D      10/04/17             4           838               --
PVH Corp                            FEDEF-1D      10/04/17           152        15,357               --

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

-----------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION         FUND PAYS/   TERMINATION   CONTRACTS       NOTIONAL      UNREALIZED
                                    (RECEIVES)       DATE                      AMOUNT $      APPRECIATION/
                                                                                           (DEPRECIATION) $
-----------------------------------------------------------------------------------------------------------
QUALCOMM Inc                        FEDEF-1D      10/04/17           481        25,849               --
Quest Diagnostics Inc               FEDEF-1D      10/04/17            55         5,803               --
Ralph Lauren Corp                   FEDEF-1D      10/04/17            81         6,538               --
Raymond James Financial Inc         FEDEF-1D      10/04/17           108         8,048               --
Raytheon Co                         FEDEF-1D      10/04/17           442        68,603               --
Red Hat Inc                         FEDEF-1D      10/04/17           216        19,025               --
Republic Services Inc               FEDEF-1D      10/04/17           210        13,228               --
Reynolds American Inc               FEDEF-1D      10/04/17         1,396        90,042               --
Robert Half International Inc       FEDEF-1D      10/04/17            79         3,638               --
Rockwell Collins Inc                FEDEF-1D      10/04/17           130        13,532               --
Roper Technologies Inc              FEDEF-1D      10/04/17             9         1,968               --
Ross Stores Inc                     FEDEF-1D      10/04/17            59         3,835               --
Royal Caribbean Cruises Ltd         FEDEF-1D      10/04/17           104        11,086               --
Royal Gold Inc                      FEDEF-1D      10/04/17            88         6,220               --
S&P Global Inc                      FEDEF-1D      10/04/17            71         9,527               --
salesforce.com Inc                  FEDEF-1D      10/04/17           209        17,999               --
Scotts Miracle-Gro Co               FEDEF-1D      10/04/17           126        12,172               --
Scripps Networks Interactive Inc    FEDEF-1D      10/04/17           469        35,044               --
Seagate Technology PLC              FEDEF-1D      10/04/17           278        11,712               --
Sirius XM Holdings Inc              FEDEF-1D      10/04/17         2,581        12,776               --
Skyworks Solutions Inc              FEDEF-1D      10/04/17           326        32,515               --
Snap-on Inc                         FEDEF-1D      10/04/17            49         8,209               --
Southwest Airlines Co               FEDEF-1D      10/04/17           224        12,593               --
Stanley Black & Decker Inc          FEDEF-1D      10/04/17            86        11,709               --
Starbucks Corp                      FEDEF-1D      10/04/17            38         2,282               --
State Street Corp                   FEDEF-1D      10/04/17           127        10,655               --
Stryker Corp                        FEDEF-1D      10/04/17             6           818               --
SunTrust Banks Inc                  FEDEF-1D      10/04/17            90         5,113               --
Synchrony Financial                 FEDEF-1D      10/04/17            88         2,446               --
Synopsys Inc                        FEDEF-1D      10/04/17            58         4,275               --
Sysco Corp                          FEDEF-1D      10/04/17            71         3,754               --
T Rowe Price Group Inc              FEDEF-1D      10/04/17            25         1,772               --
Tanger Factory Outlet Centers Inc   FEDEF-1D      10/04/17           391        12,195               --
Target Corp                         FEDEF-1D      10/04/17           430        24,016               --
TE Connectivity Ltd                 FEDEF-1D      10/04/17           358        27,698               --
Tech Data Corp                      FEDEF-1D      10/04/17            86         8,226               --
TEGNA Inc                           FEDEF-1D      10/04/17           975        24,843               --
Teradata Corp                       FEDEF-1D      10/04/17           194         5,661               --
Texas Instruments Inc               FEDEF-1D      10/04/17           473        37,452               --
Textron Inc                         FEDEF-1D      10/04/17            99         4,619               --
The Brink's Co                      FEDEF-1D      10/04/17           204        12,526               --
The Chemours Co                     FEDEF-1D      10/04/17           150         6,044               --
The GEO Group Inc                   FEDEF-1D      10/04/17           252         8,397               --
Thermo Fisher Scientific Inc        FEDEF-1D      10/04/17             5           827               --
Time Warner Inc                     FEDEF-1D      10/04/17           482        47,848               --
TJX Cos Inc                         FEDEF-1D      10/04/17            24         1,887               --

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

-----------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION         FUND PAYS/   TERMINATION   CONTRACTS       NOTIONAL      UNREALIZED
                                    (RECEIVES)       DATE                      AMOUNT $      APPRECIATION/
                                                                                           (DEPRECIATION) $
-----------------------------------------------------------------------------------------------------------
Torchmark Corp                      FEDEF-1D      10/04/17            54         4,142               --
Transdigm Group Inc                 FEDEF-1D      10/04/17             7         1,727               --
Travelers Cos Inc                   FEDEF-1D      10/04/17           378        45,987               --
Twenty-First Century Fox Inc        FEDEF-1D      10/04/17           431        13,163               --
Tyson Foods Inc                     FEDEF-1D      10/04/17           459        29,495               --
Ulta Salon Cosmetics & Fragrances   FEDEF-1D      10/04/17            19         5,347               --
United Rental Inc                   FEDEF-1D      10/04/17            54         5,922               --
United Therapeutics Corp            FEDEF-1D      10/04/17           206        25,894               --
UnitedHealth Group Inc              FEDEF-1D      10/04/17           162        28,331               --
Universal Health Services Inc       FEDEF-1D      10/04/17            48         5,796               --
Unum Group                          FEDEF-1D      10/04/17           279        12,926               --
Urban Edge Properties               FEDEF-1D      10/04/17           336         8,568               --
US Bancorp                          FEDEF-1D      10/04/17           291        14,922               --
Valero Energy Corp                  FEDEF-1D      10/04/17           450        29,075               --
Valmont Industries Inc              FEDEF-1D      10/04/17            56         8,532               --
VeriSign Inc                        FEDEF-1D      10/04/17           159        14,138               --
Verisk Analytics Inc                FEDEF-1D      10/04/17            31         2,567               --
VF Corp                             FEDEF-1D      10/04/17            25         1,366               --
Viacom Inc                          FEDEF-1D      10/04/17           518        22,046               --
Walgreens Boots Alliance Inc        FEDEF-1D      10/04/17           264        22,847               --
Wal-Mart Stores Inc                 FEDEF-1D      10/04/17           438        32,929               --
Walt Disney Co                      FEDEF-1D      10/04/17           306        35,374               --
Waste Management Inc                FEDEF-1D      10/04/17           482        35,080               --
Waters Corp                         FEDEF-1D      10/04/17            75        12,742               --
Wellcare Health Plans Inc           FEDEF-1D      10/04/17            24         3,682               --
Wells Fargo & Co                    FEDEF-1D      10/04/17           185         9,960               --
Western Union Co                    FEDEF-1D      10/04/17         1,339        26,593               --
Whirlpool Corp                      FEDEF-1D      10/04/17            83        15,411               --
Williams Cos Inc                    FEDEF-1D      10/04/17           194         5,942               --
Williams-Sonoma Inc                 FEDEF-1D      10/04/17           380        20,539               --
WW Grainger Inc                     FEDEF-1D      10/04/17            48         9,250               --
Wyndham Worldwide Corp              FEDEF-1D      10/04/17           218        20,778               --
Xerox Corp                          FEDEF-1D      10/04/17         1,682        12,094               --
Xilinx Inc                          FEDEF-1D      10/04/17           498        31,429               --
Yum! Brands Inc                     FEDEF-1D      10/04/17            17         1,118               --
Zebra Technologies Corp             FEDEF-1D      10/04/17            96         9,050               --
Abbott Laboratories                (FEDEF-1D)     10/04/17          (323)      (14,096)              --
Acuity Brands Inc                  (FEDEF-1D)     10/04/17           (74)      (13,031)              --
Aecom                              (FEDEF-1D)     10/04/17          (223)       (7,629)              --
AES Corp                           (FEDEF-1D)     10/04/17          (568)       (6,424)              --
Affiliated Managers Group Inc      (FEDEF-1D)     10/04/17           (30)       (4,968)              --
Agilent Technologies Inc           (FEDEF-1D)     10/04/17          (272)      (14,974)              --
Air Products & Chemicals Inc       (FEDEF-1D)     10/04/17           (59)       (8,290)              --
Akamai Technologies Inc            (FEDEF-1D)     10/04/17           (29)       (1,767)              --
Akorn Inc                          (FEDEF-1D)     10/04/17          (140)       (4,683)              --
Albemarle Corp                     (FEDEF-1D)     10/04/17           (10)       (1,089)              --

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

-----------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION         FUND PAYS/   TERMINATION   CONTRACTS       NOTIONAL      UNREALIZED
                                    (RECEIVES)       DATE                      AMOUNT $      APPRECIATION/
                                                                                           (DEPRECIATION) $
-----------------------------------------------------------------------------------------------------------
Alexandria Real Estate
  Equities Inc                     (FEDEF-1D)     10/04/17          (131)      (14,739)              --
Alexion Pharmaceuticals Inc        (FEDEF-1D)     10/04/17          (126)      (16,100)              --
Alkermes Inc                       (FEDEF-1D)     10/04/17          (124)       (7,223)              --
Allergan PLC                       (FEDEF-1D)     10/04/17          (209)      (50,967)              --
Alnylam Pharmaceuticals            (FEDEF-1D)     10/04/17          (131)       (7,022)              --
Alphabet Inc                       (FEDEF-1D)     10/04/17           (17)      (15,401)              --
Amazon.com Inc                     (FEDEF-1D)     10/04/17           (11)      (10,175)              --
Ameren Corp                        (FEDEF-1D)     10/04/17          (330)      (18,048)              --
American Airlines Group Inc        (FEDEF-1D)     10/04/17           (52)       (2,216)              --
American Electric Power Co Inc     (FEDEF-1D)     10/04/17          (276)      (18,721)              --
American International Group Inc   (FEDEF-1D)     10/04/17          (463)      (28,201)              --
AMETEK Inc                         (FEDEF-1D)     10/04/17          (340)      (19,448)              --
Amphenol Corp                      (FEDEF-1D)     10/04/17           (96)       (6,942)              --
Anadarko Petroleum Corp            (FEDEF-1D)     10/04/17          (407)      (23,207)              --
Apache Corp                        (FEDEF-1D)     10/04/17          (410)      (19,942)              --
Apartment Investment &
  Management Co                    (FEDEF-1D)     10/04/17            (4)         (175)              --
Aptargroup Inc                     (FEDEF-1D)     10/04/17          (158)      (12,687)              --
Arconic Inc                        (FEDEF-1D)     10/04/17          (241)       (6,587)              --
AT&T Inc                           (FEDEF-1D)     10/04/17          (678)      (26,869)              --
AUTOLIV Inc                        (FEDEF-1D)     10/04/17           (22)       (2,204)              --
AvalonBay Communities Inc          (FEDEF-1D)     10/04/17            (2)         (380)              --
B&G Foods Inc                      (FEDEF-1D)     10/04/17          (303)      (12,726)              --
Ball Corp                          (FEDEF-1D)     10/04/17          (627)      (48,210)              --
Bank of Hawaii Corp                (FEDEF-1D)     10/04/17          (113)       (9,207)              --
Bank of the Ozarks Inc             (FEDEF-1D)     10/04/17          (124)       (5,886)              --
BB&T Corp                          (FEDEF-1D)     10/04/17          (238)      (10,277)              --
Berkshire Hathaway Inc             (FEDEF-1D)     10/04/17           (20)       (3,304)              --
Biogen Inc                         (FEDEF-1D)     10/04/17            (7)       (1,898)              --
Biomarin Pharmaceutical            (FEDEF-1D)     10/04/17           (71)       (6,805)              --
Bio-Techne Corp                    (FEDEF-1D)     10/04/17          (102)      (10,922)              --
BlackRock Inc                      (FEDEF-1D)     10/04/17            (3)       (1,154)              --
BorgWarner Inc                     (FEDEF-1D)     10/04/17          (134)       (5,666)              --
Boston Properties Inc              (FEDEF-1D)     10/04/17           (45)       (5,697)              --
Boston Scientific Corp             (FEDEF-1D)     10/04/17          (755)      (19,917)              --
Boyd Gaming Corp                   (FEDEF-1D)     10/04/17          (490)      (11,113)              --
Bristol-Myers Squibb Co            (FEDEF-1D)     10/04/17          (481)      (26,960)              --
Brown-Forman Corp                  (FEDEF-1D)     10/04/17          (285)      (13,486)              --
Cabot Oil & Gas Corp               (FEDEF-1D)     10/04/17          (796)      (18,499)              --
Camden Property Trust              (FEDEF-1D)     10/04/17           (95)       (7,821)              --
Canadian National Railway Co       (FEDEF-1D)     10/04/17           (96)       (6,940)              --
Canadian Pacific Railway           (FEDEF-1D)     10/04/17           (50)       (7,663)              --
CarMax Inc                         (FEDEF-1D)     10/04/17           (60)       (3,510)              --
Caterpillar Inc                    (FEDEF-1D)     10/04/17           (81)       (8,283)              --
Celanese Corp                      (FEDEF-1D)     10/04/17           (97)       (8,443)              --
Celgene Corp                       (FEDEF-1D)     10/04/17           (96)      (11,909)              --

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

-----------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION         FUND PAYS/   TERMINATION   CONTRACTS       NOTIONAL      UNREALIZED
                                    (RECEIVES)       DATE                      AMOUNT $      APPRECIATION/
                                                                                           (DEPRECIATION) $
-----------------------------------------------------------------------------------------------------------
CenterPoint Energy Inc             (FEDEF-1D)     10/04/17        (1,161)      (33,123)              --
CenturyLink Inc                    (FEDEF-1D)     10/04/17        (1,017)      (26,106)              --
Cerner Corp                        (FEDEF-1D)     10/04/17           (52)       (3,367)              --
CF Industries Holdings Inc         (FEDEF-1D)     10/04/17          (782)      (20,911)              --
Charles River Laboratories         (FEDEF-1D)     10/04/17            (6)         (538)              --
Chemical Financial Corp            (FEDEF-1D)     10/04/17          (266)      (12,622)              --
Chevron Corp                       (FEDEF-1D)     10/04/17          (375)      (40,013)              --
Chipotle Mexican Grill Inc         (FEDEF-1D)     10/04/17           (38)      (18,030)              --
Ciena Corp                         (FEDEF-1D)     10/04/17          (254)       (5,819)              --
Cimarex Energy Co                  (FEDEF-1D)     10/04/17          (188)      (21,936)              --
Cintas Corp                        (FEDEF-1D)     10/04/17           (20)       (2,449)              --
Citizens Financial Group Inc       (FEDEF-1D)     10/04/17          (181)       (6,645)              --
CME Group Inc                      (FEDEF-1D)     10/04/17          (134)      (15,569)              --
CMS Energy Corp                    (FEDEF-1D)     10/04/17          (308)      (13,983)              --
Coach Inc                          (FEDEF-1D)     10/04/17           (32)       (1,260)              --
Coca-Cola Co                       (FEDEF-1D)     10/04/17          (849)      (36,634)              --
Cognizant Technology
  Solutions Corp                   (FEDEF-1D)     10/04/17          (145)       (8,733)              --
Community Bank System Inc          (FEDEF-1D)     10/04/17          (169)       (9,456)              --
ConAgra Foods Inc                  (FEDEF-1D)     10/04/17           (75)       (2,909)              --
Concho Resources Inc               (FEDEF-1D)     10/04/17           (40)       (5,066)              --
ConocoPhillips                     (FEDEF-1D)     10/04/17          (412)      (19,739)              --
Consolidated Edison Inc            (FEDEF-1D)     10/04/17          (146)      (11,575)              --
Cooper Cos Inc                     (FEDEF-1D)     10/04/17            (4)         (801)              --
Corecivic Inc                      (FEDEF-1D)     10/04/17          (336)      (11,575)              --
Costco Wholesale Corp              (FEDEF-1D)     10/04/17          (105)      (18,640)              --
Coty Inc                           (FEDEF-1D)     10/04/17          (575)      (10,264)              --
Cousins Properties Inc             (FEDEF-1D)     10/04/17        (1,208)      (10,256)              --
CR Bard Inc                        (FEDEF-1D)     10/04/17            (1)         (307)              --
Crown Castle International Corp    (FEDEF-1D)     10/04/17          (353)      (33,394)              --
CSX Corp                           (FEDEF-1D)     10/04/17          (188)       (9,558)              --
Cullen/Frost Bankers Inc           (FEDEF-1D)     10/04/17          (113)      (10,666)              --
Danaher Corp                       (FEDEF-1D)     10/04/17          (120)      (10,000)              --
Delphi Automotive PLC              (FEDEF-1D)     10/04/17           (38)       (3,055)              --
Delta Air Lines Inc                (FEDEF-1D)     10/04/17          (142)       (6,452)              --
DENTSPLY SIRONA Inc                (FEDEF-1D)     10/04/17          (313)      (19,794)              --
Devon Energy Corp                  (FEDEF-1D)     10/04/17          (560)      (22,114)              --
Diamond Offshore Drilling Inc      (FEDEF-1D)     10/04/17          (299)       (4,312)              --
Diamondrock Hospitality Corp       (FEDEF-1D)     10/04/17          (970)      (10,680)              --
Digital Realty Trust               (FEDEF-1D)     10/04/17           (78)       (8,958)              --
Dollar Tree Inc                    (FEDEF-1D)     10/04/17          (126)      (10,429)              --
Dominion Resources Inc             (FEDEF-1D)     10/04/17          (321)      (24,855)              --
Domtar Corp                        (FEDEF-1D)     10/04/17          (293)      (11,617)              --
Douglas Emmett Inc                 (FEDEF-1D)     10/04/17          (330)      (12,431)              --
Dover Corp                         (FEDEF-1D)     10/04/17          (114)       (8,992)              --
DTE Energy Co                      (FEDEF-1D)     10/04/17          (162)      (16,944)              --
Duke Energy Corp                   (FEDEF-1D)     10/04/17          (565)      (46,613)              --

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

-----------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION         FUND PAYS/   TERMINATION   CONTRACTS       NOTIONAL      UNREALIZED
                                    (RECEIVES)       DATE                      AMOUNT $      APPRECIATION/
                                                                                           (DEPRECIATION) $
-----------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp              (FEDEF-1D)     10/04/17           (19)       (2,083)              --
E*TRADE Financial Corp             (FEDEF-1D)     10/04/17          (208)       (7,186)              --
Eastgroup Properties Inc           (FEDEF-1D)     10/04/17          (204)      (15,963)              --
Eaton Corp PLC                     (FEDEF-1D)     10/04/17          (325)      (24,583)              --
Ecolab Inc                         (FEDEF-1D)     10/04/17           (76)       (9,811)              --
Edwards Lifesciences Corp          (FEDEF-1D)     10/04/17            (2)         (219)              --
EI du Pont de Nemours & Co         (FEDEF-1D)     10/04/17          (106)       (8,454)              --
Eli Lilly & Co                     (FEDEF-1D)     10/04/17          (211)      (17,315)              --
Emerson Electric Co                (FEDEF-1D)     10/04/17          (170)      (10,248)              --
Endo International PLC             (FEDEF-1D)     10/04/17        (2,178)      (24,764)              --
Entergy Corp                       (FEDEF-1D)     10/04/17          (362)      (27,606)              --
EOG Resources Inc                  (FEDEF-1D)     10/04/17          (245)      (22,663)              --
EQT Corp                           (FEDEF-1D)     10/04/17          (511)      (29,710)              --
Equinix Inc                        (FEDEF-1D)     10/04/17           (31)      (12,949)              --
Essex Property Trust Inc           (FEDEF-1D)     10/04/17           (83)      (20,291)              --
Eversource Energy                  (FEDEF-1D)     10/04/17          (333)      (19,780)              --
Exelon Corp                        (FEDEF-1D)     10/04/17          (499)      (17,280)              --
Expedia Inc                        (FEDEF-1D)     10/04/17           (75)      (10,029)              --
Exxon Mobil Corp                   (FEDEF-1D)     10/04/17          (301)      (24,577)              --
Fastenal Co                        (FEDEF-1D)     10/04/17          (247)      (11,036)              --
Federal Realty Investment Trust    (FEDEF-1D)     10/04/17           (45)       (5,890)              --
Federated Investors Inc            (FEDEF-1D)     10/04/17          (359)       (9,628)              --
FedEx Corp                         (FEDEF-1D)     10/04/17           (67)      (12,710)              --
Fiat Chrysler Automobiles NV       (FEDEF-1D)     10/04/17          (205)       (2,331)              --
Fidelity National Information
  Services Inc                     (FEDEF-1D)     10/04/17          (293)      (24,668)              --
FirstEnergy Corp                   (FEDEF-1D)     10/04/17        (1,420)      (42,515)              --
FLIR Systems Inc                   (FEDEF-1D)     10/04/17          (288)      (10,578)              --
Flowserve Corp                     (FEDEF-1D)     10/04/17          (327)      (16,634)              --
FMC Corp                           (FEDEF-1D)     10/04/17          (160)      (11,717)              --
FNB Corp                           (FEDEF-1D)     10/04/17          (685)       (9,754)              --
Fortive Corp                       (FEDEF-1D)     10/04/17          (106)       (6,706)              --
Freeport-McMoran Inc               (FEDEF-1D)     10/04/17          (991)      (12,635)              --
Frontier Communications Corp       (FEDEF-1D)     10/04/17        (8,909)      (16,749)              --
General Electric Co                (FEDEF-1D)     10/04/17          (999)      (28,961)              --
General Motors Co                  (FEDEF-1D)     10/04/17          (310)      (10,738)              --
Genesee & Wyoming Inc              (FEDEF-1D)     10/04/17          (219)      (14,839)              --
Gentex Corp                        (FEDEF-1D)     10/04/17          (106)       (2,189)              --
Global Payments Inc                (FEDEF-1D)     10/04/17          (123)      (10,056)              --
Goldman Sachs Group Inc            (FEDEF-1D)     10/04/17            (1)         (224)              --
Granite Construction Inc           (FEDEF-1D)     10/04/17          (102)       (5,376)              --
Halliburton Co                     (FEDEF-1D)     10/04/17          (657)      (30,143)              --
HCP Inc                            (FEDEF-1D)     10/04/17          (293)       (9,186)              --
Helmerich & Payne Inc              (FEDEF-1D)     10/04/17           (96)       (5,821)              --
Hess Corp                          (FEDEF-1D)     10/04/17          (448)      (21,876)              --
HollyFrontier Corp                 (FEDEF-1D)     10/04/17          (904)      (25,439)              --

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

-----------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION         FUND PAYS/   TERMINATION   CONTRACTS       NOTIONAL      UNREALIZED
                                    (RECEIVES)       DATE                      AMOUNT $      APPRECIATION/
                                                                                           (DEPRECIATION) $
-----------------------------------------------------------------------------------------------------------
Home Bancshares Inc                (FEDEF-1D)     10/04/17          (319)       (8,119)              --
Host Hotels & Resorts Inc          (FEDEF-1D)     10/04/17          (101)       (1,813)              --
Hubbell Inc                        (FEDEF-1D)     10/04/17          (122)      (13,802)              --
Huntington Bancshares Inc          (FEDEF-1D)     10/04/17          (493)       (6,340)              --
IDEXX Laboratories Inc             (FEDEF-1D)     10/04/17           (41)       (6,877)              --
ILG Inc                            (FEDEF-1D)     10/04/17          (573)      (13,815)              --
Illumina Inc                       (FEDEF-1D)     10/04/17            (3)         (555)              --
Incyte Corp                        (FEDEF-1D)     10/04/17           (49)       (6,090)              --
Interactive Brokers Group Inc      (FEDEF-1D)     10/04/17          (206)       (7,175)              --
International Flavors &
  Fragrances Inc                   (FEDEF-1D)     10/04/17           (56)       (7,761)              --
International Paper Co             (FEDEF-1D)     10/04/17          (258)      (13,924)              --
Iron Mountain Inc                  (FEDEF-1D)     10/04/17          (325)      (11,297)              --
J.C. Penney Co                     (FEDEF-1D)     10/04/17          (783)       (4,213)              --
Jabil Circuit Inc                  (FEDEF-1D)     10/04/17          (313)       (9,083)              --
Jacobs Engineering Group Inc       (FEDEF-1D)     10/04/17          (152)       (8,348)              --
JB Hunt Transport Services Inc     (FEDEF-1D)     10/04/17          (205)      (18,380)              --
Jetblue Airways Corp               (FEDEF-1D)     10/04/17          (345)       (7,531)              --
JM Smucker Co                      (FEDEF-1D)     10/04/17           (37)       (4,689)              --
John Bean Technologies Co          (FEDEF-1D)     10/04/17          (145)      (12,854)              --
Johnson Controls International
  PLC                              (FEDEF-1D)     10/04/17          (811)      (33,713)              --
Kansas City Southern               (FEDEF-1D)     10/04/17          (117)      (10,538)              --
Kapstone Paper & Packaging Corp    (FEDEF-1D)     10/04/17          (285)       (6,011)              --
Kellogg Co                         (FEDEF-1D)     10/04/17           (10)         (710)              --
Kemper Corp                        (FEDEF-1D)     10/04/17          (196)       (7,713)              --
KeyCorp                            (FEDEF-1D)     10/04/17          (928)      (16,927)              --
Kinder Morgan Inc                  (FEDEF-1D)     10/04/17          (972)      (20,052)              --
Landstar System Inc                (FEDEF-1D)     10/04/17          (136)      (11,621)              --
Las Vegas Sands Corp               (FEDEF-1D)     10/04/17           (25)       (1,475)              --
Lear Corp                          (FEDEF-1D)     10/04/17           (16)       (2,283)              --
LegacyTexas Financial Group Inc    (FEDEF-1D)     10/04/17          (158)       (5,974)              --
Leidos Holdings Inc                (FEDEF-1D)     10/04/17          (304)      (16,009)              --
Leucadia National Corp             (FEDEF-1D)     10/04/17          (968)      (24,578)              --
Level 3 Communications Inc         (FEDEF-1D)     10/04/17          (641)      (38,947)              --
Life Storage Inc                   (FEDEF-1D)     10/04/17          (162)      (12,699)              --
Littlefuse Inc                     (FEDEF-1D)     10/04/17           (89)      (13,719)              --
LKQ Corp                           (FEDEF-1D)     10/04/17          (536)      (16,745)              --
Loews Corp                         (FEDEF-1D)     10/04/17          (583)      (27,179)              --
Lumentum Holdings Inc              (FEDEF-1D)     10/04/17          (118)       (5,045)              --
M&T Bank Corp                      (FEDEF-1D)     10/04/17           (39)       (6,061)              --
Macerich Co                        (FEDEF-1D)     10/04/17           (42)       (2,622)              --
Mack-Cali Realty Corp              (FEDEF-1D)     10/04/17          (310)       (8,386)              --
Magna International Inc            (FEDEF-1D)     10/04/17           (53)       (2,214)              --
Mallinckrodt PLC                   (FEDEF-1D)     10/04/17          (530)      (24,868)              --
Marathon Oil Corp                  (FEDEF-1D)     10/04/17        (1,226)      (18,231)              --
Marathon Petroleum Corp            (FEDEF-1D)     10/04/17           (49)       (2,496)              --
Marriott International Inc         (FEDEF-1D)     10/04/17            (5)         (472)              --

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

-----------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION         FUND PAYS/   TERMINATION   CONTRACTS       NOTIONAL      UNREALIZED
                                    (RECEIVES)       DATE                      AMOUNT $      APPRECIATION/
                                                                                           (DEPRECIATION) $
-----------------------------------------------------------------------------------------------------------
Martin Marietta Materials          (FEDEF-1D)     10/04/17           (34)       (7,486)              --
Mattel Inc                         (FEDEF-1D)     10/04/17           (39)         (874)              --
Matthews International Corp        (FEDEF-1D)     10/04/17          (219)      (15,012)              --
MB Financial Inc                   (FEDEF-1D)     10/04/17          (168)       (7,142)              --
Mead Johnson Nutrition Co          (FEDEF-1D)     10/04/17           (36)       (3,194)              --
Medidata Solutions Inc             (FEDEF-1D)     10/04/17          (158)      (10,338)              --
Merck & Co Inc                     (FEDEF-1D)     10/04/17          (295)      (18,387)              --
MGM Resorts International          (FEDEF-1D)     10/04/17           (51)       (1,566)              --
Michael Kors Holdings Ltd          (FEDEF-1D)     10/04/17           (60)       (2,240)              --
Micron Technology Inc              (FEDEF-1D)     10/04/17          (338)       (9,352)              --
Mid-America Apartment Company      (FEDEF-1D)     10/04/17          (179)      (17,759)              --
Monolithic Power Systems Inc       (FEDEF-1D)     10/04/17           (99)       (9,059)              --
Monster Beverage Corp              (FEDEF-1D)     10/04/17          (224)      (10,165)              --
Mosaic Co                          (FEDEF-1D)     10/04/17          (617)      (16,616)              --
Mueller Industries Inc             (FEDEF-1D)     10/04/17          (189)       (6,056)              --
Murphy Oil Corp                    (FEDEF-1D)     10/04/17           (36)         (942)              --
Mylan NV                           (FEDEF-1D)     10/04/17          (769)      (28,722)              --
Nasdaq Inc                         (FEDEF-1D)     10/04/17           (95)       (6,543)              --
National Retail Properties Inc     (FEDEF-1D)     10/04/17          (259)      (10,935)              --
Navient Corp                       (FEDEF-1D)     10/04/17          (531)       (8,071)              --
Neogen Corp                        (FEDEF-1D)     10/04/17          (170)      (10,596)              --
Netflix Inc                        (FEDEF-1D)     10/04/17          (134)      (20,395)              --
New York Community Bancorp Inc     (FEDEF-1D)     10/04/17        (1,008)      (13,396)              --
New York Times Co                  (FEDEF-1D)     10/04/17        (1,214)      (17,542)              --
Newell Brands Inc                  (FEDEF-1D)     10/04/17          (423)      (20,194)              --
Newfield Exploration Co            (FEDEF-1D)     10/04/17          (622)      (21,534)              --
Newmont Mining Corp                (FEDEF-1D)     10/04/17          (103)       (3,482)              --
Nielsen Holdings PLC               (FEDEF-1D)     10/04/17          (148)       (6,087)              --
NiSource Inc                       (FEDEF-1D)     10/04/17          (905)      (21,946)              --
Noble Energy Inc                   (FEDEF-1D)     10/04/17          (647)      (20,918)              --
Norfolk Southern Corp              (FEDEF-1D)     10/04/17           (75)       (8,812)              --
Northwestern Corp                  (FEDEF-1D)     10/04/17          (273)      (16,320)              --
Nuvasive Inc                       (FEDEF-1D)     10/04/17          (142)      (10,296)              --
Occidental Petroleum Corp          (FEDEF-1D)     10/04/17          (498)      (30,647)              --
Oceaneering Int'l Inc              (FEDEF-1D)     10/04/17          (231)       (6,096)              --
Old National Bancorp               (FEDEF-1D)     10/04/17          (659)      (11,071)              --
ONEOK Inc                          (FEDEF-1D)     10/04/17          (205)      (10,785)              --
Orbital ATK Inc                    (FEDEF-1D)     10/04/17          (144)      (14,256)              --
PACCAR Inc                         (FEDEF-1D)     10/04/17          (314)      (20,953)              --
Parexal International Corp         (FEDEF-1D)     10/04/17            (8)         (511)              --
Parker-Hannifin Corp               (FEDEF-1D)     10/04/17           (32)       (5,146)              --
Patterson Cos Inc                  (FEDEF-1D)     10/04/17           (25)       (1,112)              --
PDC Energy Inc                     (FEDEF-1D)     10/04/17          (123)       (6,793)              --
Pentair PLC                        (FEDEF-1D)     10/04/17          (109)       (7,032)              --
People's United Financial Inc      (FEDEF-1D)     10/04/17          (350)       (6,115)              --
PepsiCo Inc                        (FEDEF-1D)     10/04/17           (35)       (3,965)              --

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

-----------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION         FUND PAYS/   TERMINATION   CONTRACTS       NOTIONAL      UNREALIZED
                                    (RECEIVES)       DATE                      AMOUNT $      APPRECIATION/
                                                                                           (DEPRECIATION) $
-----------------------------------------------------------------------------------------------------------
PerkinElmer Inc                    (FEDEF-1D)     10/04/17            (9)         (535)              --
Perrigo Co PLC                     (FEDEF-1D)     10/04/17          (402)      (29,724)              --
Pfizer Inc                         (FEDEF-1D)     10/04/17          (411)      (13,941)              --
PG&E Corp                          (FEDEF-1D)     10/04/17          (341)      (22,864)              --
Phillips 66                        (FEDEF-1D)     10/04/17          (204)      (16,230)              --
Pinnacle Financial Partners Inc    (FEDEF-1D)     10/04/17          (178)      (11,392)              --
Pinnacle West Capital Corp         (FEDEF-1D)     10/04/17          (289)      (24,591)              --
Pioneer Natural Resources Co       (FEDEF-1D)     10/04/17          (135)      (23,354)              --
PPG Industries Inc                 (FEDEF-1D)     10/04/17          (140)      (15,378)              --
Praxair Inc                        (FEDEF-1D)     10/04/17          (106)      (13,248)              --
Prestige Brands Holdings           (FEDEF-1D)     10/04/17          (258)      (14,812)              --
Priceline Group Inc                (FEDEF-1D)     10/04/17            (1)       (1,847)              --
Prologis Inc                       (FEDEF-1D)     10/04/17           (11)         (599)              --
Prosperity Bancshares Inc          (FEDEF-1D)     10/04/17          (102)       (6,854)              --
PS Business Parks Inc              (FEDEF-1D)     10/04/17           (99)      (12,032)              --
Public Service Enterprise
  Group Inc                        (FEDEF-1D)     10/04/17          (250)      (11,013)              --
PulteGroup Inc                     (FEDEF-1D)     10/04/17          (518)      (11,743)              --
Qiagen NV                          (FEDEF-1D)     10/04/17           (17)         (512)              --
Qorvo Inc                          (FEDEF-1D)     10/04/17           (22)       (1,497)              --
Quanta Services Inc                (FEDEF-1D)     10/04/17          (203)       (7,194)              --
Range Resources Corp               (FEDEF-1D)     10/04/17          (602)      (15,947)              --
Realty Income Corp                 (FEDEF-1D)     10/04/17          (107)       (6,243)              --
Regeneron Pharmaceuticals Inc      (FEDEF-1D)     10/04/17           (52)      (20,201)              --
Regions Financial Corp             (FEDEF-1D)     10/04/17           (49)         (674)              --
Rockwell Automation Inc            (FEDEF-1D)     10/04/17           (95)      (14,948)              --
Rollins Inc                        (FEDEF-1D)     10/04/17          (371)      (14,406)              --
Ryder System Inc                   (FEDEF-1D)     10/04/17           (30)       (2,037)              --
SBA Communications Corp            (FEDEF-1D)     10/04/17          (260)      (32,887)              --
SCANA Corp                         (FEDEF-1D)     10/04/17          (381)      (25,264)              --
Schlumberger Ltd                   (FEDEF-1D)     10/04/17          (278)      (20,180)              --
Selective Insurance Group          (FEDEF-1D)     10/04/17          (234)      (12,355)              --
Sempra Energy                      (FEDEF-1D)     10/04/17          (228)      (25,769)              --
Sensata Technologies               (FEDEF-1D)     10/04/17          (371)      (15,278)              --
Sherwin-Williams Co                (FEDEF-1D)     10/04/17           (21)       (7,028)              --
Signet Jewelers Ltd                (FEDEF-1D)     10/04/17           (35)       (2,304)              --
Simon Property Group Inc           (FEDEF-1D)     10/04/17           (11)       (1,818)              --
Simpson Manufacturing Co           (FEDEF-1D)     10/04/17          (255)      (10,636)              --
SL Green Realty Corp               (FEDEF-1D)     10/04/17           (24)       (2,518)              --
SM Energy Co                       (FEDEF-1D)     10/04/17          (147)       (3,321)              --
Smith (A.O) Corp                   (FEDEF-1D)     10/04/17          (236)      (12,716)              --
Sonoco Products Co                 (FEDEF-1D)     10/04/17          (339)      (17,733)              --
Sotheby's                          (FEDEF-1D)     10/04/17          (166)       (7,862)              --
Southern Co                        (FEDEF-1D)     10/04/17          (561)      (27,938)              --
Southwestern Energy Co             (FEDEF-1D)     10/04/17          (100)         (751)              --
Sprouts Farmers Market Inc         (FEDEF-1D)     10/04/17          (461)      (10,285)              --
Staples Inc                        (FEDEF-1D)     10/04/17          (243)       (2,374)              --

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

-----------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION         FUND PAYS/   TERMINATION   CONTRACTS       NOTIONAL      UNREALIZED
                                    (RECEIVES)       DATE                      AMOUNT $      APPRECIATION/
                                                                                           (DEPRECIATION) $
-----------------------------------------------------------------------------------------------------------
Stericycle Inc                     (FEDEF-1D)     10/04/17          (145)      (12,374)              --
Steris PLC                         (FEDEF-1D)     10/04/17          (195)      (14,391)              --
Sterling Bancorp                   (FEDEF-1D)     10/04/17          (461)      (10,718)              --
Stifel Financial Corp              (FEDEF-1D)     10/04/17          (181)       (8,845)              --
Symantec Corp                      (FEDEF-1D)     10/04/17          (402)      (12,715)              --
Synnex Corp                        (FEDEF-1D)     10/04/17           (97)      (10,518)              --
TCF Financial Corp                 (FEDEF-1D)     10/04/17          (542)       (8,948)              --
TechnipFMC PLC                     (FEDEF-1D)     10/04/17           (84)       (2,531)              --
Telephone & Data Systems Inc       (FEDEF-1D)     10/04/17          (289)       (7,936)              --
Tesoro Corp                        (FEDEF-1D)     10/04/17           (22)       (1,754)              --
Tetra Tech Inc                     (FEDEF-1D)     10/04/17          (254)      (11,163)              --
THOR Industries Inc                (FEDEF-1D)     10/04/17           (23)       (2,212)              --
Tiffany & Co                       (FEDEF-1D)     10/04/17          (108)       (9,898)              --
Timken Co                          (FEDEF-1D)     10/04/17          (206)       (9,940)              --
Toll Brothers Inc                  (FEDEF-1D)     10/04/17           (65)       (2,339)              --
Total System Services Inc          (FEDEF-1D)     10/04/17          (331)      (18,970)              --
Tractor Supply Co                  (FEDEF-1D)     10/04/17           (19)       (1,176)              --
Transocean Ltd                     (FEDEF-1D)     10/04/17          (643)       (7,092)              --
Tri Pointe Group Inc               (FEDEF-1D)     10/04/17           (73)         (909)              --
TripAdvisor Inc                    (FEDEF-1D)     10/04/17          (223)      (10,037)              --
Tyler Technologies Inc             (FEDEF-1D)     10/04/17           (61)       (9,979)              --
UDR Inc                            (FEDEF-1D)     10/04/17          (142)       (5,302)              --
Ultimate Software Group Inc        (FEDEF-1D)     10/04/17           (53)      (10,742)              --
Under Armour Inc                   (FEDEF-1D)     10/04/17          (148)       (3,181)              --
Union Pacific Corp                 (FEDEF-1D)     10/04/17          (176)      (19,705)              --
United Bankshares Inc              (FEDEF-1D)     10/04/17          (296)      (11,810)              --
United Continental Holdings Inc    (FEDEF-1D)     10/04/17          (103)       (7,232)              --
United Technologies Corp           (FEDEF-1D)     10/04/17           (68)       (8,091)              --
Universal Forest Products Inc      (FEDEF-1D)     10/04/17           (72)       (6,861)              --
Urban Outfitters Inc               (FEDEF-1D)     10/04/17           (39)         (892)              --
Valley National Bancorp            (FEDEF-1D)     10/04/17          (877)      (10,314)              --
Varian Medical Systems Inc         (FEDEF-1D)     10/04/17           (11)         (998)              --
Ventas Inc                         (FEDEF-1D)     10/04/17           (70)       (4,481)              --
Verizon Communications Inc         (FEDEF-1D)     10/04/17          (531)      (24,378)              --
Vertex Pharmaceuticals Inc         (FEDEF-1D)     10/04/17          (240)      (28,392)              --
Visa Inc                           (FEDEF-1D)     10/04/17          (146)      (13,318)              --
Vornado Realty Trust               (FEDEF-1D)     10/04/17          (153)      (14,725)              --
Vulcan Materials Co                (FEDEF-1D)     10/04/17          (149)      (18,011)              --
Wabtec Corp                        (FEDEF-1D)     10/04/17          (145)      (12,164)              --
Watts Water Technologies Inc       (FEDEF-1D)     10/04/17          (215)      (13,373)              --
WEC Energy Group Inc               (FEDEF-1D)     10/04/17           (59)       (3,571)              --
Welltower Inc                      (FEDEF-1D)     10/04/17           (33)       (2,358)              --
Westar Energy Inc                  (FEDEF-1D)     10/04/17          (313)      (16,285)              --
Western Digital Corp               (FEDEF-1D)     10/04/17           (58)       (5,166)              --
Westrock Co                        (FEDEF-1D)     10/04/17          (122)       (6,534)              --
Wex Inc                            (FEDEF-1D)     10/04/17          (123)      (12,480)              --

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

-----------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION         FUND PAYS/   TERMINATION   CONTRACTS       NOTIONAL      UNREALIZED
                                    (RECEIVES)       DATE                      AMOUNT $      APPRECIATION/
                                                                                           (DEPRECIATION) $
-----------------------------------------------------------------------------------------------------------
Weyerhaeuser Co                    (FEDEF-1D)     10/04/17          (318)      (10,771)              --
Whole Foods Market Inc             (FEDEF-1D)     10/04/17          (113)       (4,110)              --
Willis Towers Watson PLC           (FEDEF-1D)     10/04/17            (9)       (1,194)              --
Wynn Resorts Ltd                   (FEDEF-1D)     10/04/17          (102)      (12,547)              --
Xcel Energy Inc                    (FEDEF-1D)     10/04/17          (766)      (34,508)              --
Xylem Inc                          (FEDEF-1D)     10/04/17          (301)      (15,474)              --
Yahoo! Inc                         (FEDEF-1D)     10/04/17          (186)       (8,967)              --
Zimmer Biomet Holdings Inc         (FEDEF-1D)     10/04/17          (100)      (11,965)              --
Zions Bancorporation               (FEDEF-1D)     10/04/17          (154)       (6,165)              --
Zoetis Inc                         (FEDEF-1D)     10/04/17          (280)      (15,711)              --
                                                                                            -------------
                                                                                                     --
                                                                                            =============

FEDEF -- FEDERAL FUNDS RATE

For the six-month period ended April 30, 2017, the notional amounts of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type.






















                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

A list of open futures contracts held by the Fund at April 30, 2017 are as follows:
--------------------------------------------------------------------------------
TYPE OF CONTRACT                    NUMBER OF     EXPIRATION      UNREALIZED
                                    CONTRACTS        DATE        APPRECIATION/
                                   LONG/(SHORT)                (DEPRECIATION) $
--------------------------------------------------------------------------------
3-Month Euro EURIBOR ................  (1)        Dec-2017            (55)
3-Month Euro EURIBOR ................  (1)        Mar-2018            (68)
3-Month Euro EURIBOR ................  (1)        Jun-2018            (68)
3-Month Euro EURIBOR ................  (1)        Sep-2018            (82)
3-Month Euro EURIBOR ................  (1)        Dec-2018            (68)
3-Month Euro EURIBOR ................  (1)        Mar-2019            (82)
3-Month Euro EURIBOR ................  (1)        Jun-2019            (95)
3-Month Euro EURIBOR ................  (1)        Sep-2019           (109)
3-Month Euro EURIBOR ................  (1)        Dec-2019           (109)
90-Day Bank Bill (AUD) ..............   2         Sep-2017             89
90-Day Bank Bill (AUD) ..............   1         Dec-2017             16
90-Day Bank Bill (AUD) ..............   1         Mar-2018             35
90-Day Euro$ ........................  (1)        Jun-2018           (701)
90-Day Euro$ ........................  (2)        Sep-2018         (1,439)
90-Day Euro$ ........................  (2)        Dec-2018         (1,639)
90-Day Euro$ ........................  (3)        Mar-2019         (2,614)
90-Day Euro$ ........................  (2)        Jun-2019         (1,776)
90-Day Euro$ ........................  (2)        Sep-2019         (1,901)
90-Day Euro$ ........................  (2)        Dec-2019         (1,901)
90-Day Euro$ ........................  (1)        Mar-2020           (151)
90-Day Sterling .....................   6         Dec-2017            191
90-Day Sterling .....................   9         Mar-2018            299
90-Day Sterling .....................  10         Jun-2018            198
90-Day Sterling .....................  10         Sep-2018            195
90-Day Sterling .....................  10         Dec-2018            150
90-Day Sterling .....................   9         Mar-2019            260
90-Day Sterling .....................   8         Jun-2019            165
90-Day Sterling .....................   7         Sep-2019            151
90-Day Sterling .....................   7         Dec-2019             91
90-Day Sterling .....................   5         Mar-2020             29
90-Day Sterling .....................   1         Jun-2020             32
Amsterdam Index .....................   1         May-2017          2,478
AUD/USD Currency ....................   1         Jun-2017         (2,401)
Australian 3-Year Bond ..............  (1)        Jun-2017           (779)
Brent Crude Oil .....................  (1)        May-2017           (631)


                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
TYPE OF CONTRACT                    NUMBER OF     EXPIRATION      UNREALIZED
                                    CONTRACTS        DATE        APPRECIATION/
                                   LONG/(SHORT)                (DEPRECIATION) $
--------------------------------------------------------------------------------
CAC40 10 Euro ........................  4         May-2017         12,491
CAD Currency ......................... (8)        Jun-2017          8,861
CHF Currency ......................... (5)        Jun-2017         (7,259)
Cocoa ................................ (3)        Jul-2017          7,138
Cocoa ................................ (1)        Sep-2017          1,650
Cocoa (ICE) .......................... (2)        May-2017          4,415
Cocoa (ICE) .......................... (1)        Jul-2017          1,954
Coffee 'C' ........................... (2)        Jul-2017          6,561
Coffee 'C' ........................... (1)        Sep-2017          2,925
Coffee Robusta ....................... (1)        Jul-2017            349
Copper ............................... (1)        Jul-2017         (1,350)
Corn .................................(14)        Jul-2017          2,842
Corn ................................. (7)        Sep-2017          1,709
Cotton No. 2 .........................  2         Jul-2017          1,184
Cotton No. 2 .........................  1         Dec-2017            465
DAX Index ............................  2         Jun-2017         24,610
DJIA E-MINI CBOT .....................  2         Jun-2017          2,129
E-MINI MSCI Emerging Index ...........  8         Jun-2017         11,869
Euro CHF 3-Month (ICE) ............... (1)        Jun-2017             50
Euro FX Currency .....................(22)        Jun-2017        (62,293)
Euro-Bobl ............................  8         Jun-2017         (3,763)
Euro-BTP .............................  1         Jun-2017            385
Euro-Bund ............................  8         Jun-2017         (6,172)
Euro-Schatz .......................... 11         Jun-2017         (2,540)
Euro-Stoxx 50 ........................ 29         Jun-2017         52,240
Feeder Cattle ........................  1         May-2017          8,987
FTSE 100 Index .......................  4         Jun-2017         (6,035)
FTSE China A50 .......................  2         May-2017            229
Gasoil Euro ..........................  1         May-2017         (4,476)
Gasoil Euro ..........................  1         Jun-2017         (2,826)
GBP Currency .........................(11)        Jun-2017        (45,937)
Gold 100 OZ ..........................  2         Jun-2017         (1,151)
Hang Seng Index ......................  3         May-2017          9,111
H-shares Index .......................  3         May-2017          2,710
Japanese 10-Year Bond ................  1         Jun-2017          3,303
Japanese Yen Currency ................  9         Jun-2017        (15,167)


                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
TYPE OF CONTRACT                    NUMBER OF     EXPIRATION      UNREALIZED
                                    CONTRACTS        DATE        APPRECIATION/
                                   LONG/(SHORT)                (DEPRECIATION) $
--------------------------------------------------------------------------------
Kansas City Hard Red Wheat Future ...  (4)        Jul-2017         (2,565)
Kansas City Hard Red Wheat Future ...  (1)        Sep-2017         (1,163)
Lean Hogs ...........................   1         Jun-2017            560
Live Cattle .........................   4         Jul-2017         21,018
Live Cattle .........................   2         Sep-2017         11,519
LME Copper ..........................   1         May-2017         (8,093)
LME Prime Aluminum ..................   3         May-2017           (849)
LME Prime Aluminum ..................   6         Jul-2017         (3,837)
Long Gilt 10-Year Bond ..............   3         Jun-2017          5,618
Mexican Peso ........................  17         Jun-2017          9,606
Mill Wheat ..........................  (1)        Sep-2017           (137)
MSCI Sing Index .....................   3         May-2017            816
MSCI Taiwan Index ...................   4         May-2017          1,857
NASDAQ 100 E-MINI ...................   9         Jun-2017         34,558
Natural Gas .........................   4         Jun-2017            238
Natural Gas .........................   2         Jul-2017           (381)
New Zealand 3-Month T-Bill ..........   1         Jun-2017            101
New Zealand 3-Month T-Bill ..........   1         Sep-2017            135
New Zealand Currency ................  (2)        Jun-2017          1,209
Nikkei 225 Index ....................   3         Jun-2017           (723)
NY Harbor ...........................   1         Jun-2017         (5,364)
OMX Index ...........................   5         May-2017          4,123
Russell 2000 Index E-MINI ........... (22)        Jun-2017        (35,847)
S&P 500 Index E-MINI ................  34         Jun-2017         42,554
S&P Mid 400 Index E-MINI ............   1         Jun-2017           (311)
S&P TSE 60 Index ....................   1         Jun-2017            346
SGX Nifty 50 ........................   2         May-2017            197
Soybean .............................  (3)        Jul-2017             23
Soybean .............................  (1)        Aug-2017            562
Soybean Meal ........................  (2)        Jul-2017           (181)
Soybean Meal ........................  (1)        Aug-2017           (200)
Soybean Oil .........................  (1)        Jul-2017           (144)
SPI 200 Index .......................   5         Jun-2017         10,998
Sugar #11 ...........................  (5)        Sep-2017          2,170
Sugar #11 ...........................  (2)        Dec-2017            817
Topix Index .........................   3         Jun-2017         (2,901)


                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
TYPE OF CONTRACT                    NUMBER OF     EXPIRATION      UNREALIZED
                                    CONTRACTS        DATE        APPRECIATION/
                                   LONG/(SHORT)                (DEPRECIATION) $
--------------------------------------------------------------------------------
U.S. 2-Year Treasury Note ...........  21         Jul-2017          3,192
U.S. 5-Year Treasury Note ...........  18         Jul-2017         11,826
U.S. 10-Year Treasury Note ..........  (9)        Jun-2017        (11,528)
U.S. Long Treasury Bond .............  (5)        Jun-2017        (12,354)
U.S. Ultra Long Treasury Bond .......  (3)        Jun-2017         (9,603)
Wheat ...............................  (5)        Jul-2017          1,010
Wheat ...............................  (3)        Sep-2017             36
WTI Crude Oil .......................  (3)        Jun-2017          9,078
WTI Crude Oil .......................  (2)        Jul-2017          3,179
                                                                ---------
                                                                   78,073
                                                                =========

AUD -- AUSTRALIAN DOLLAR                           ICE -- INTERCONTINENTAL EXCHANGE
Bobl -- GERMAN FEDERAL OBLIGATIONS                 LME -- LONDON METAL EXCHANGE
BTP -- LONG ITALIAN BOND                           MSCI -- MORGAN STANLEY CAPITAL INTERNATIONAL
CAC -- COTATION ASSISTEE EN CONTINU                NASDAQ -- NATIONAL ASSOCIATION OF SECURITIES
       (PARIS STOCK EXCHANGE)                                DEALERS AUTOMATED QUOTATIONS
CAD -- CANADIAN DOLLAR                             OMX -- STOCKHOLM STOCK EXCHANGE
CBOT -- CHICAGO BOARD OF TRADE                     OZ -- OUNCE
CHF -- SWISS FRANC                                 S&P -- STANDARD & POORS
DAX -- DEUTSCHE BOERSE AG GERMAN STOCK INDEX       SGX -- SINGAPORE EXCHANGE
DJIA -- DOW JONES INDUSTRIAL AVERAGE               Schatz -- SHORT-TERM GERMAN FEDERAL OBLIGATIONS
EURIBOR -- EURO INTERBANK OFFERED RATE             SPI -- SHARE PRICE INDEX
E-MINI -- FUTURES CONTRACT 1/5 THE SIZE            TSE -- TORONTO STOCK EXCHANGE
          OF A STANDARD CONTRACT                   WTI -- WEST TEXAS INTERMEDIATE
FTSE -- FINANCIAL TIMES STOCK EXCHANGE             USD -- UNITED STATES DOLLAR
GBP -- BRITISH POUND

For the six-month period ended April 30, 2017, the total number of all open futures contracts, as presented in the table above, is representative of the volume of activity for the derivative type. As of April 30, 2017, the Fund's net assets were $14,410,661.








                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

The following shows the levels of inputs used as of April 30, 2017, in valuing the Fund's financial instruments carried at fair value:

--------------------------------------------------------------------------------
FINANCIAL INSTRUMENTS             LEVEL 1      LEVEL 2     LEVEL 3       TOTAL
                                     $            $          $             $
--------------------------------------------------------------------------------
 Futures Contracts
   Unrealized appreciation       349,892           --        --         349,892
   Unrealized depreciation      (271,819)          --        --        (271,819)
 EquitySwaps*
   Unrealized appreciation            --           --        --             --
   Unrealized depreciation            --           --        --             --
                               ---------      -------   -------      ---------
Total Financial Instruments       78,073           --        --         78,073
                               =========      =======   =======      =========


* EQUITY SWAPS REFLECT A FAIR VALUE OF $0 AT THE CLOSE OF BUSINESS ON APRIL 30, 2017 AS THE MONTHLY REALIZATION OF GAINS AND LOSSES ON THESE POSITIONS WAS CRYSTALLIZED ON APRIL 30, 2017, UPON THE MONTHLY RESET. THE CUMULATIVE NET REALIZED GAIN FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2017 WAS $472,175.





















                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

ASSETS:                                                                  $
                                                                     ----------
Cash ..............................................................  10,234,930
Cash collateral on derivative contracts ...........................   3,166,605
Deposits held with broker (Note 2) ................................     516,203
Foreign currency (Cost $442,506) ..................................     442,459
Due from broker (Note 2) ..........................................     179,163
Receivable from Investment Adviser (Note 7) .......................      36,278
Dividends receivable ..............................................       5,415
Prepaid expenses ..................................................         659
                                                                   ------------
        Total assets ..............................................  14,581,712
                                                                   ------------
LIABILITIES:
Due to broker (Note 2) ............................................     149,685
Payable due to Administrator (Note 6) .............................      13,562
Interest payable (Note 2) .........................................       3,368
Dividends payable (Note 2) ........................................       2,429
Chief Compliance Officer fees payable (Note 5) ....................       2,007
                                                                   ------------
        Total liabilities .........................................     171,051
                                                                   ------------
NET ASSETS ........................................................  14,410,661
                                                                   ============
Net assets consist of:
Paid-in capital ...................................................  16,146,372
Accumulated net investment loss ...................................    (494,342)
Accumulated net realized loss on futures contracts, swap
  contracts and foreign currency transactions .....................  (1,319,394)
Net unrealized appreciation on futures contracts ..................      78,073
Net unrealized depreciation on foreign currency translation .......         (48)
                                                                   ------------
NET ASSETS ........................................................  14,410,661
                                                                   ============
NET ASSET VALUE, Offering and Redemption Price Per Share --
  Class I shares (unlimited authorization - no par value)
  ($14,410,661 / 865,108 shares) .................................       16.66
                                                                   ============


                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
                                           For the six-month period ended
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF OPERATIONS

INVESTMENT INCOME                                                        $
                                                                   ------------
Dividends .......................................................        48,700
                                                                   ------------
   Total investment income ......................................        48,700
                                                                   ------------
EXPENSES
Professional fees ...............................................        90,753
Investment advisory fees (Note 7) ...............................        82,060
Administration fees (Note 6) ....................................        81,745
Custodian fees ..................................................        52,362
Dividend expense (Note 2) .......................................        27,253
Transfer Agent fees .............................................        19,988
Interest expense (Note 2) .......................................        17,738
Printing fees ...................................................        16,948
Trustees' fees ..................................................        16,560
Insurance and other expenses ....................................         7,025
Chief Compliance Officer fees (Note 5) ..........................         2,866
                                                                   ------------
   TOTAL EXPENSES ...............................................       415,298
                                                                   ------------
LESS:
Investment advisory fees waived (Note 7) ........................       (82,060)
Reimbursement from Investment Adviser (Note 7) ..................      (182,550)
                                                                   ------------
   NET EXPENSES .................................................       150,688
                                                                   ------------
NET INVESTMENT LOSS .............................................      (101,988)
                                                                   ------------
NET REALIZED (LOSS)/GAIN ON:
   Futures contracts ............................................      (497,317)
   Swap contracts ...............................................       472,175
   Foreign currency transactions ................................         9,943
                                                                   ------------
                                                                        (15,199)
                                                                   ------------
NET CHANGE IN UNREALIZED APPRECIATION ON:
   Futures contracts ............................................       101,620
   Foreign currency and translation of other assets
     and liabilities denominated in foreign currency ............           680
                                                                   ------------
                                                                        102,300
                                                                   ------------
Net realized loss and unrealized appreciation ...................        87,101
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............       (14,887)
                                                                   ============


                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

[LOGO OMITTED]                             Winton Diversified Opportunities Fund
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                                                               SIX-MONTH
                                                              PERIOD ENDED      YEAR ENDED
                                                             APRIL 30, 2017     OCTOBER 31,
                                                              (UNAUDITED)          2016
OPERATIONS:                                                        $                $
                                                             --------------     -----------
   Net investment loss ...................................    (101,988)           (70,662)
   Net realized loss on futures contracts, swap
     contracts and foreign currency transactions .........     (15,199)        (1,612,293)
   Net change in unrealized appreciation on futures
     contracts, foreign currency and translation of
     other assets and liabilities denominated in foreign
        currency .........................................     102,300            742,179
                                                            ----------         ----------
   Net decrease in net assets resulting from operations ..     (14,887)          (940,776)
                                                            ----------         ----------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net investment income .................................          --           (773,521)
   Return of capital .....................................          --                (51)
                                                            ----------         ----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .....................          --           (773,572)
                                                            ----------         ----------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS I SHARES
   Issued ................................................   2,810,000          2,931,083
   Reinvestment of dividends .............................          --            663,127
                                                            ----------         ----------
   Net increase in net assets from capital
     share transactions ..................................   2,810,000          3,594,210
                                                            ----------         ----------
   Total increase in net assets ..........................   2,795,113          1,879,862
                                                            ----------         ----------
NET ASSETS:
   Beginning of period/year ..............................  11,615,548          9,735,686
                                                            ----------         ----------
   End of period/year ....................................  14,410,661         11,615,548
                                                            ==========         ==========
   (Accumulated net investment loss/distributions in
     excess of net investment income) ....................    (494,342)         (392,354)
                                                            ==========         ==========

(1) SEE NOTE 10 -- SHARE TRANSACTIONS IN NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.




                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

[LOGO OMITTED]                             Winton Diversified Opportunities Fund
--------------------------------------------------------------------------------

CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS/YEAR

                                                           SIX-MONTH
                                                          PERIOD ENDED       YEAR           PERIOD
                                                            APRIL 30,        ENDED          ENDED
                                                               2017        OCTOBER 31,    OCTOBER 31,
                                                           (UNAUDITED)        2016           2015*
CLASS I SHARES                                                  $              $               $
                                                           ------------    -----------    -----------
Net asset value, beginning of periods/year .................  16.67          19.47          20.00
                                                             ------         ------         ------
INCOME FROM OPERATIONS:
Net investment loss(1) .....................................  (0.13)         (0.12)         (0.02)
Net realized and unrealized gain/(loss) on investments .....   0.12          (1.21)         (0.51)
                                                             ------         ------         ------
Total from operations ......................................  (0.01)         (1.33)         (0.53)
                                                             ------         ------         ------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ......................................     --          (1.47)            --
Return of capital ..........................................     --             --             --
                                                             ------         ------         ------
Total dividends and distributions ..........................     --          (1.47)            --
                                                             ------         ------         ------
Net asset value, end of periods/year .......................  16.66         16 .67          19.47
                                                             ======         ======         ======
TOTAL RETURN+ ..............................................  (0.06)%        (7.46)%        (2.65)%
                                                             ======         ======         ======
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of periods/year ($ Thousands) ..............$14,411        $11,616         $9,736
Ratio of expenses to average net assets (including
 dividend expense, interest expense, waivers and
 reimbursements)(2) ........................................  2.29%(3)      2.99%           2.72%(3)
Ratio of expenses to average net assets (including
 dividend expense, interest expense, excluding waivers
 and reimbursements) .......................................  6.32%(3)      7.30%          15.98%(3)
Ratio of net investment loss to average net assets ......... (1.55)%(3)    (0.64)%         (1.43)%(3)
Portfolio turnover rate(4) .................................  0.00%          0.00%          0.00%

*    THE FUND COMMENCED OPERATIONS ON SEPTEMBER 30, 2015.

(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

(2) EXCLUDING DIVIDEND AND INTEREST EXPENSE, THE RATIOS OF EXPENSES TO NET ASSETS WOULD HAVE BEEN 1.61%, 1.61% AND 1.61%, RESPECTIVELY.

(3)  ANNUALIZED

(4) PORTFOLIO TURNOVER IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. THE FUND HOLDS EQUITY SWAP CONTRACTS WHICH RESET EACH MONTH AND/OR HAVE BEEN SOLD DURING THE YEAR OR PERIOD. THESE HOLDINGS ARE SPECIFICALLY EXCLUDED FROM THE PORTFOLIO TURNOVER RATE CALCULATION.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURN SHOWN DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN MAY HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED ITS FEE AND/OR REIMBURSED OTHER EXPENSES.

AMOUNTS DESIGNATED AS "--" ARE $0.00 OR HAVE BEEN ROUNDED TO $0.00.


                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
                                           For the six-month period ended
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION

Winton Diversified Opportunities Fund (the "Fund") is a Delaware statutory trust registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on September 30, 2015. The Fund is a closed-end diversified investment management company that operates as an interval fund. The Fund currently offers a single class of shares of beneficial interest designated as Class I shares to investors eligible to invest in the Fund.

Winton Capital US LLC, a limited liability company organized under the laws of the State of Delaware and registered with the U.S. Securities and Exchange Commission ("SEC") as an investment adviser, serves as the Fund's investment adviser (the "Adviser"). The Adviser is a wholly-owned subsidiary of Winton Group Limited, an English limited company. The Adviser provides investment advisory services to the Fund and its Subsidiary (as defined below), and is responsible for their investment activities. The Adviser is registered with the Commodity Futures Trading Commission ("CFTC") as a commodity pool operator and is a member of the National Futures Association. A claim of exemption pursuant to CFTC Rule 4.7 has been made with respect to the Fund by the Adviser.

The Fund'sinvestment objective is to seek to achieve long-term capital appreciation through compound growth. The investment strategy of the Fund is to invest globally long and short, using leverage, in a diversified range of instruments which the Adviser believes are liquid (including exchange traded futures, options and forwards, currency forwards traded over the counter, equity securities (including common stocks of companies of any market capitalization, depositary receipts and exchange traded funds), derivatives linked to such securities (including swaps and equity index futures) and other related instruments) by following a systematic investment process that is based on statistical research. The Fund either invests directly in those instruments, or indirectly by investing via a swap or via its wholly-owned subsidiary, Winton Diversified Opportunities Fund Ltd., organized under the laws of the Cayman Islands (the "Subsidiary"), which may then invest in such assets directly or indirectly. The Fund may also invest a significant portion of its assets in other instruments for cash management purposes. These other instruments are expected to be predominantly comprised of U.S. Treasury obligations but may include debt instruments of any government, corporation or other entity and may include other instruments such as money market funds.

                                           Winton Diversified Opportunities Fund
                                           For the six-month period ended
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. ORGANIZATION (CONTINUED)

The Fund seeks to achieve its investment objective in accordance with its investment strategy by following a systematic investment process which has been developed and is implemented by the Adviser. The investment process is based on statistical analysis of historical data. This research is used to develop investment strategies that are operated as an automated, computer-based system. This investment systemis implemented, with certain variations resulting from particular investment constraints, to create different investment programs, including the program used by the Fund (the "Program").

An updated Prospectus and related Statement of Additional Information were issued on March 1, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the
Fund:

A) STATEMENT OF COMPLIANCE -- These financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP"). The Fund is an investment company that applies the accounting and reporting guidance issued in the Accounting Standards Codification ("ASC") Topic 946 Financial Services -- Investment Companies by the U.S. Financial Accounting Standards Board ("FASB").

B) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

C) FAIR VALUE MEASUREMENT -- The Fund's securities are recorded at fair value. The FASB Accounting Standards Codification ("ASC") Topic 820 Fair Value Measurement defines fair value, establishes a framework for measuring fair value using a three-tier hierarchy of inputs to value the Fund's investments.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

                                           Winton Diversified Opportunities Fund
                                           For the six-month period ended
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D) COMMODITY-LINKED INVESTMENTS -- The Fund may seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent in commodities, commodity contracts, commodity-linked derivative instruments, including swap agreements, other commodity investments and derivative instruments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary.

     In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 ("Subchapter M of the Code"), the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006- 1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Fund invests in such instruments directly, the Fund will seek to restrict its income from commodity- linked derivative instruments that do not generate qualifying income, such as commodity-linked futures, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

E) SECURITIES SOLD SHORT -- The Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the

                                           Winton Diversified Opportunities Fund
                                           For the six-month period ended
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E)   SECURITIES SOLD SHORT (CONTINUED)

     loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. These proceeds are listed on the Consolidated Statement of Assets and Liabilities as Due from broker. The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund's total assets. This limitation does not apply to short sales against the box.

     Until the Fund closes its short position or replaces the borrowed security, the Fund may: (a) segregate cash or liquid securities at such a level that the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund's short position.

F) FUTURES CONTRACTS -- The Fund and Subsidiary may enter into futures contracts or related options on futures contracts. A futures contract is an agreement between two parties whereby one party agrees to sell and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. Futures contracts are traded on commodity exchanges or boards of trade (known as "contract markets") approved for such trading and regulated by the Commodity Futures Trading Commission. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

G) SWAP AGREEMENTS -- The Fund may invest in swap agreements as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments.

      EQUITY SWAPS

     In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with

                                           Winton Diversified Opportunities Fund
                                           For the six-month period ended
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G)   SWAP AGREEMENTS(CONTINUED)

     investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay. Swaps are marked- to-market daily and are valued at the unrealized appreciation or depreciation on the instrument based upon quotations from counterparties, pricing services, brokers or market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Consolidated Statement of Operations. Net payments of interest are recorded as realized gains or losses. The equity swaps reset monthly, as such there was no unrealized appreciation or depreciation as of April 30, 2017.

     All swaps held by the Fund during the six-month period ended April 30, 2017 had equity risk exposure.

H) INVESTMENT IN SUBSIDIARY -- The Fund invests in its own Subsidiary. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the Subsidiary (unlike the Fund) may invest in commodity-linked swap agreements and other commodity- linked derivative instruments. The Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus the Fund, as an investor in its own Subsidiary, will not have all of the protections offered to investors in registered investment companies. The Subsidiary commenced operations on September 30, 2015.

I) FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely- than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax

                                           Winton Diversified Opportunities Fund
                                           For the six-month period ended
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

I)   FEDERAL INCOME TAXES(CONTINUED)

     provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during the six-month period ended April 30, 2017, the Fund did not have a liability for any unrecognized taxable benefits.

J) SECURITY TRANSACTIONS, DIVIDEND AND INVESTMENT INCOME -- Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividends are recognized on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, net of withholding taxes, if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion are calculated using the effective interest method over the holding period of the investment. Realized gains and losses are calculated on the identified cost basis.

K) FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. Dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Consolidated Statement of Operations.

     Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. Dollar equivalent of the amounts actually received or paid.

                                           Winton Diversified Opportunities Fund
                                           For the six-month period ended
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

L) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes its net investment income annually and distributions from net realized capital gains, if any,are declared and paid annually. All distributions are recorded on ex-dividend date.

3. INVESTMENTS

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over-the-counter ("OTC"), are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time, if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used.

If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Board").

Exchange traded options on securities and indices purchased by the Fund or Subsidiary generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange-traded options on securities and indices written by the Fund or Subsidiary are generally valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the OTC market, if the OTC option is also an exchange-traded option, the Fund or Subsidiary

                                           Winton Diversified Opportunities Fund
                                           For the six-month period ended
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. INVESTMENTS (CONTINUED)

will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the Fund or Subsidiary will value the option at fair value in accordance with procedures adopted by the Board. Futures contracts and options on futures contracts are valued at the last trade price prior to the end of the Fund's or Subsidiary's pricing cycle. Swap contracts held by the Fund or Subsidiary are valued primarily using valuations from independent pricing services. If the valuations cannot be so sourced, then valuations can be based on broker quotations, or if no broker quotations are available, from the swap counterparty or by reference to daily quoted values for the indices or securities upon which the swap contract is valued. In the absence of the above, an appropriate method of valuation will be determined subject to the fair valuation procedures established by the Adviser.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued either at the average of the last bid price of the securities obtained from two or more dealers or otherwise at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Fund and has delegated responsibility for fair value determinations to the Fair Valuation Committee. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund are valued at fair value.

The Subsidiary's assets and liabilities will also be valued in accordance with the methods listed above. The Fund's investment in the Subsidiary is valued at the net asset value of the Subsidiary and the results of the Subsidiary are consolidated into the Fund for financial reporting purposes.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund categorizes its investments, based on the priority of the valuation technique, into a three-level fair value hierarchy. The valuation hierarchy is based upon the observability of the inputs to the valuation of the financial asset or liability as of the measurement date. A financial instrument's categorization within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy are as follows:

                                           Winton Diversified Opportunities Fund
                                           For the six-month period ended
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

3.   INVESTMENTS (CONTINUED)

     Level 1 -- unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

     Level 2 -- observable inputs other than quoted prices included in Level 1 that are observable for the asset or the investment either directly (i.e. as prices) or indirectly (i.e. derived from prices). These inputs may include quoted prices for an identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

     Level 3 -- significant unobservable inputs for the investment to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the investment, and that would be based on the best information available.

The Fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset or liability.

Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. There were no Level 3 assets and liabilities as of and for the six-month period ended April 30, 2017.

For the six-month period ended April 30, 2017, there were no transfers between levels. It is the Fund's policy to recognize transfers into and out of levels at the end of the reporting period.

For details of the investment classification, refer to the Consolidated Schedule of Investments.

TRANSACTIONS

During the six-month period ended April 30, 2017, the Fund and Subsidiary purchased 1,090,506 swap contracts and closed 1,061,271 swap contracts for a realized gain of $472,175 with 178,769 swap contracts outstanding. This turnover is inclusive of monthly swap resets, expirations and transactions with the counterparty. The open swap contracts are collateralized by cash, which is included in Cash collateral on derivative contracts on the Consolidated Statement of Assets and Liabilities.

                                           Winton Diversified Opportunities Fund
                                           For the six-month period ended
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. INVESTMENTS (CONTINUED)

During the six-month period ended April 30, 2017, the Fund and Subsidiary purchased 2,345 futures contracts and closed 2,300 futures contracts for a realized loss of $497,317 with 527 futures contracts outstanding. All future contracts held by the Fund are exchange-traded and therefore no right of offset exists. The future contracts were collateralized by cash, which is included in Cash collateral on derivative contracts on the Consolidated Statement of Assets and Liabilities.

4. BASIS FOR CONSOLIDATION FOR THE SUBSIDIARY

The Consolidated Statement of Assets and Liabilities, Consolidated Schedule of Investments, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Financial Highlights and the Notes to the Consolidated Financial Statements of the Fund include the accounts of its Subsidiary. All intercompany balances and transactions have been eliminated on consolidation of the Subsidiary.

The Subsidiary has a fiscal year end of October 31 for financial statement consolidation purposes and a non-conforming tax year end of September 30. The net assets of the Subsidiary at April 30, 2017 were $512,578, which represented 3.56% of the net assets of the Fund.

Income, gains and losses attributed to the Fund's investments in the Subsidiary, during the six-month period ended April 30, 2017, are as follows:

                                                       $
                                                   ---------
INVESTMENT INCOME:
  Interest income                                        --
NET REALIZED GAIN/(LOSS) ON:
  Futures contracts ............................    (489,710)
  Swap contracts ...............................          --
  Foreign currency transactions ................        (868)
NET CHANGE IN UNREALIZED DEPRECIATION ON:
  Futures contracts ............................      78,537
  Foreign currency translation .................         100
                                                   ---------
TOTAL INCOME, GAINS AND LOSSES ATTRIBUTED TO
  THE FUND'S INVESTMENTS IN THE SUBSIDIARY .....    (411,941)
                                                   =========

                                           Winton Diversified Opportunities Fund
                                           For the six-month period ended
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

5. TRANSACTIONS WITH AFFILIATES

An affiliate of the Adviser holds 61.8% of the Class I shares as of April 30, 2017.

Certain officers of the Fund are also employees of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Fund, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Fund.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Fund as incurred. The services include regulatory oversight of the Fund's advisors and service providers, as required by SEC regulations.

The CCO's services and fees are reviewed and approved by the Board. The Fund pays these fees to the Administrator.

6. ADMINISTRATION, CUSTODIAN, TRANSFER AGENT AND DISTRIBUTION AGREEMENTS

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund, subject to certain minimums. For the six-month period ended April 30, 2017, the Fund paid $81,745 for these services, of which $13,562 was outstanding at April 30, 2017.

The Bank of New York Mellon (the "Custodian") serves as the Fund's Custodian pursuant to a custody agreement.

Atlantic Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer agent and dividend disbursing agent pursuant to a transfer agency agreement.

The Distributor is the principal distributor of shares of the Fund. The Distributor may enter into selected dealer agreements with other selling agents or sub-distributors for the sale and distribution of Fund shares.

                                           Winton Diversified Opportunities Fund
                                           For the six-month period ended
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

7. INVESTMENT ADVISORY AGREEMENT

Pursuant to the Advisory Agreement, the Fund pays the Adviser a monthly fee at the annual rate of 1.25% of average net assets. The management fee is applied to the Fund's net asset value ("NAV") (before the deduction of any Incentive Fee and the repurchase of any shares pursuant to a periodic repurchase offer). The management fee is accrued at least weekly and paid monthly, in arrears.

The Fund pays the Adviser a performance based incentive fee ("Incentive Fee"), quarterly in arrears, accrued as of the end of each business day, equal to 20.00% of the Investment Profits (as defined below) attributable to each share for such calendar quarter; provided, however, that an Incentive Fee with respect to a share will be paid only with respect to Investment Profits for the applicable calendar quarter in excess of Un-recouped Investment Losses (as defined below) as of the end of the previous calendar quarter.

The term "Investment Profits" refersto an increase in theNAVofashare attributable to the net realized and unrealized gains arising from the Fund's investment activities during the calendar quarter (after deducting (i) interest earned on, and net realized and unrealized gains arising from, the Fund's cash balances and fixed income investments held for cash management purposes during the calendar quarter; and (ii) any management fee accrued during the calendar quarter and after adjusting for any repurchase of shares made during the calendar quarter). The term "Un-recouped Investment Losses" refers to any decrease in the NAV of a share attributable to the net realized and unrealized losses arising from the Fund's investment activities (after deducting (i) interest earned on, and net realized and unrealized gains arising from the Fund's cash balances and fixed income investments held for cash management purposes during the calendar quarter; and (ii) any management fee accrued during the calendar quarter and after adjusting for any repurchase of shares made during the calendar quarter) that have not been offset by subsequent Investment Profits since the formation of the Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, acquired fund fees and expenses, Incentive Fees and non-routine expenses) from exceeding 1.61% of the Fund's average daily net assets until February 28, 2018 (the "Expense Limitation"). This agreement may be terminated: (i) by the Board of the Fund for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written

                                           Winton Diversified Opportunities Fund
                                           For the six-month period ended
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

7. INVESTMENT ADVISORY AGREEMENT (CONTINUED)

notice to the Fund, effective as of the close of business on February 28, 2018. During the six-month period ended April 30, 2017, fees which were waived and/or reimbursed by the Adviser were $264,610.

The Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the Subsidiary's portfolio. The Subsidiary does not pay a separate management fee to the Adviser for these services.

8. FEDERAL TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income/ (loss), accumulated net realized gain/(loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared by the Fund during the last two fiscal years were as follows:

                   ORDINARY       LONG-TERM       RETURN OF
                    INCOME      CAPITAL GAIN       CAPITAL      TOTAL
                       $              $               $           $
                   --------     ------------      ---------    -------
2016 ........      773,521           --              51        773,572
2015 ........         --             --              --          --

As of October 31, 2016, the components of Accumulated Losses on a tax basis were as follows:

                                                               $
                                                         -----------
Capital loss carryforwards short-term ..............       (404,306)
Capital loss carryforwards long-term  ..............       (578,312)
Late year loss deferral ............................       (372,561)
Unrealized depreciation ............................       (347,666)
Other temporary differences ........................        (17,979)
                                                        -----------
Total Accumulated Losses ...........................     (1,720,824)
                                                        ===========

                                           Winton Diversified Opportunities Fund
                                           For the six-month period ended
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

8. FEDERAL TAX INFORMATION (CONTINUED)

For Federal Income Tax purposes, the Fund may carry forward a net short term capital loss and a net long term capital loss to offset future capital gains, which are not subject to expiration. During the year ended October 31, 2016 the Fund utilized long term capital losses of $28,127 to offset capital gains.

Late year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2016 through October 31, 2016, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

Other temporary differences are primarily mark to market gain from open futures.

9. DERIVATIVE TRANSACTIONS

The fair value of derivative instruments as of April 30, 2017 was as follows:

               ASSET DERIVATIVES                    LIABILITY DERIVATIVES
-----------------------------------------------------------------------------------
                                    ($)                                      ($)
-----------------------------------------------------------------------------------
DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS:*
COMMODITY CONTRACTS
  Net assets -- Unrealized                    Net assets -- Unrealized
    appreciation on futures                    depreciation on futures
    contracts                      90,389      contracts                     33,348
EQUITY CONTRACTS
  Net assets -- Unrealized                    Net assets -- Unrealized
    appreciation on futures                    depreciation on futures
    contracts                     213,316      contracts                     45,817
FOREIGN EXCHANGE CONTRACTS
  Net assets -- Unrealized                    Net assets -- Unrealized
    appreciation on futures                    depreciation on futures
    contracts                      18,467      contracts                    117,890
INTEREST RATE CONTRACTS
  Net assets -- Unrealized                    Net assets -- Unrealized
    appreciation on futures                    depreciation on futures
    contracts                     27,720        contracts                    74,764
                                 --------                                  --------
TOTAL DERIVATIVES NOT ACCOUNTED
  FOR AS HEDGING INSTRUMENTS      349,892                                   271,819
                                 ========                                  ========

* INCLUDES CUMULATIVE APPRECIATION/DEPRECIATION OF FUTURES CONTRACTS AS REPORTED IN THE CONSOLIDATED SCHEDULE OF INVESTMENTS. ONLY CURRENT DAY'S VARIATION MARGIN, AS OF APRIL 30, 2017 IS REPORTED WITHIN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES.

                                           Winton Diversified Opportunities Fund
                                           For the six-month period ended
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

9. DERIVATIVE TRANSACTIONS (CONTINUED)

The tables below show the effect of derivative instruments on the Consolidated Statement of Operations for the six-month period ended April 30, 2017.

Amount of realized gain/(loss) on derivatives recognized in income:

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS

                                  FUTURES           SWAPS          TOTAL
                                     $                $              $
                                 ---------        --------       ---------
Commodity contracts ...........  (489,710)              --        (489,710)
Equity contracts ..............   411,088          472,175         883,263
Foreign exchange contracts ....   (32,610)              --         (32,610)
Interest rate contracts .......  (386,085)              --        (386,085)
                                 --------          -------        ---------
  Total .......................  (497,317)         472,175         (25,142)
                                 ========          =======        =========

Change in unrealized appreciation/(depreciation) on derivatives recognized in income:

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS

                                     FUTURES       SWAPS          TOTAL
                                        $            $              $
                                   ----------     ------        --------
Commodity contracts .............     78,878          --          78,878
Equity contracts ................    152,575          --         152,575
Foreign exchange contracts ......   (233,130)         --        (233,130)
Interest rate contracts .........    103,297          --         103,297
                                     -------     -------         -------
  Total .........................    101,620          --         101,620
                                     =======     =======         =======
10. SHARE TRANSACTIONS

Class I shares of beneficial interest in the Fund were offered during an initial offering period ending on September 30, 2015. During the initial offering period, Class I shares were offered at the offering price, which was $20.00 per share. Thereafter, the shares are offered on a continuous monthly basis (generally as of 4:00 p.m. Eastern Time on the last business day of each month (the "Closing Time"), at the NAV per share at that time. At each Closing Time, purchase orders received in proper form will be accepted by the Fund and deposited monies will be invested in the Fund as of the first business day of the next month following the acceptance of an investor's purchase order. For each investor, the Fund requires a minimum initial investment of $10,000 and minimum subsequent investments of $5,000. The Fund

                                           Winton Diversified Opportunities Fund
                                           For the six-month period ended
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

10.  SHARE TRANSACTIONS (CONTINUED)

may waive these minimum investment requirements for one or more investors in its sole discretion. Because the Fund will pay the Adviser an incentive fee based on the Fund's performance, each investor must also be a "qualified client" as that term is defined in Rule 205-3 under the Investment Advisers Act of 1940. Class I shares are not listed on any securities exchange. There is no guarantee that a secondary market for Fund shares will develop. In addition, shares are subject to transfer restrictions, including a requirement that shares may be transferred only to persons who meet the Fund's eligibility requirements set forth in the prospectus. Shareholders will not have the right to redeem their shares. However, as described below, in order to provide some liquidity to shareholders, the Fund will conduct periodic repurchase offers for a portion of its outstanding shares.

As an interval fund, the Fund will make periodic offers to repurchase a portion of its outstanding shares at NAV per share. The Fund has adopted a fundamental policy, which cannot be changed without shareholder approval, to make repurchase offers once every three months. The pricing date for the Fund's first repurchase offer was March 31, 2016. There were no redemption requests by investors during the six-month period ended April 30, 2017.

For each repurchase offer, the Fund will offer to repurchase at least 5% of its total outstanding shares, unless the Fund's Board has approved a higher amount (but not more than 25% of total outstanding shares) for a particular repurchase offer. The Adviser currently expects under normal market circumstances to recommend that, at each repurchase offer, the Fund will offer to repurchase at least 15% of its total outstanding shares, subject to approval of the Board. It is possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of the shares they request for repurchase actually repurchased. There is no guarantee that the Fund will offer to repurchase more than 5% of its total outstanding shares (including all classes of shares) in any repurchase offer, and there is no guarantee that shareholders will be able to sell shares in an amount or at the time that they desire.

                                           Winton Diversified Opportunities Fund
                                           For the six-month period ended
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

10.  SHARE TRANSACTIONS (CONTINUED)

The share transactions for the Fund are shown below:

                                                   SIX-MONTH
                                                  PERIOD ENDED       YEAR ENDED
                                                 APRIL 30, 2017      OCTOBER 31,
                                                  (UNAUDITED)           2016
                                                 --------------      -----------
SHARES TRANSACTIONS:
  CLASS I SHARES
  Issued .........................................  168,106            160,566
  Reinvestment of dividends ......................       --             36,436
                                                    -------            -------
  INCREASE IN CLASS I SHARES .....................  168,106            197,002
                                                    -------            -------
  Net increase in shares outstanding .............  168,106            197,002
                                                    =======            =======

11. RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS

As with all investment companies, shareholders are subject to the risk that investments could lose money. A Fund share is not a bank deposit and it is not insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The risk factors affecting investments in the Fund and Subsidiary are set out in the Prospectus and Statement of Additional Information. The nature and the extent of the investments held at April 30, 2017 are set out in the Consolidated Schedule of Investments.

The Board is responsible for overseeing the Fund's service providers and, thus, has oversight responsibility with respect to risk management performed by those service providers. Each service provider is responsible for one or more discrete aspects of the Fund'sbusiness and, consequently, for managing the risks associated with that business.

The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value and ability to meet its investment objective.

A) MARKET RISK -- Market risk is the risk that changes in interest rates, foreign exchange rates or equity security prices will affect the positions held by the Fund making them less valuable. The Fund is exposed to market risk on financial instruments that are valued at market prices. The Fund's market risk is monitored on a regular basis by the Adviser in accordance with its policies and procedures.

                                           Winton Diversified Opportunities Fund
                                           For the six-month period ended
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

11. RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS (CONTINUED)

A)   MARKET RISK (CONTINUED)

     I) CURRENCY RISK -- As a result of the Fund's and Subsidiary's investments in securities and derivatives denominated in, and/or receiving revenues in, non-U.S. currencies, the Fund and Subsidiary will be subject to currency risk. Currency risk is the risk that non-U.S. currencies will decline in value relative to the U.S. Dollar, which would adversely affect the U.S. Dollar value of an investment in the Fund and Subsidiary. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

     II) INTEREST RATE RISK -- Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Fund will invest in U.S. treasuries that will be interest bearing. The Fund and Subsidiary's cash and cash equivalents also will expose them to interest rate risk.

     III) DERIVATIVES RISK -- The Fund's and Subsidiary's use of futures contracts, forward contracts, options and swaps will be subject to, inter alia, market risk and correlation risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's and Subsidiary's use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Each of these risks could cause the Fund and/or Subsidiary to lose more than the principal amount invested in a derivative instrument. The U.S. Government is in the process of adopting and implementing regulations governing derivatives markets and the ultimate impact of the regulations remains unclear.In addition, the SEC is considering implementing regulations that would govern theuseofderivativesby registered investment companies, such as the Fund or Subsidiary, and such new regulations may require the Fund and/or Subsidiary to alter its structure or operations.

     IV) OTHER PRICE RISK -- Other price risk is the risk that the fair value of the securities will fluctuate as a result of changes in market prices (other than those arising from interest rate, derivatives or currency risk), whether caused by factors specific to an individual instrument, its issuer or all the factors affecting all financial instruments in the market.

                                           Winton Diversified Opportunities Fund
                                           For the six-month period ended
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

11. RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS (CONTINUED)

A)   MARKET RISK (CONTINUED)

     IV)  OTHER PRICE RISK (CONTINUED)

          All investments are valued at fair value, with fair value changes recognized in the Consolidated Statement of Operations. All changes in market prices directly affect net change in net assets resulting from operations in the Consolidated Statement of Changes in Net Assets. The Adviser, in accordance with the policies and procedures in place, monitors the risk on a regular basis.

B) CREDIT RISK -- Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. The carrying amounts of assets and liabilities will be an estimate of the maximum exposure at the Consolidated Statement of Assets and Liabilities date.

C) LIQUIDITY RISK -- Liquidity risk is the risk that the Fund and Subsidiary will encounter difficulty in meeting obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. Exposure to liquidity risk arises because of the possibility that the Fund and/or Subsidiary could be required to pay its liabilities or redeem its shares earlier than expected.

D) COUNTERPARTY RISK -- The Fund and Subsidiary will be subject to the risk of the inability of any counterparty (including the Fund's or Subsidiary's custodian and clearing brokers and prime brokers used by the Fund or Subsidiary) to perform with respect to transactions, whether due to insolvency, bankruptcy or other causes. If there is a failure or default by the counterparty to such a transaction, the Fund or Subsidiary will have contractual remedies pursuant to the agreements related to the transaction but these may be of limited or no legal and/or commercial benefit depending on the financial position of the defaulting counterparty. The Fund and Subsidiary may not be able to recover all of its cash and/or securities in the event of the insolvency and bankruptcy of its custodian. These risks are heightened to the extent that the Fund or the Subsidiary gains a substantial amount of investment exposure indirectly through swaps.

E) SUBSIDIARY RISK -- The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the

                                           Winton Diversified Opportunities Fund
                                           For the six-month period ended
[LOGO OMITTED]                             April 30, 2017 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

11. RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS (CONTINUED)

E)   SUBSIDIARY RISK (CONTINUED)

     Cayman Islands, or governmental interpretation of such laws, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

12. INDEMNIFICATIONS

In the normal course of business the Fund and Subsidiary enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Fund's organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Adviser is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

13. REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the "SEC") released its Final Rule on Investment Company Reporting Modernization (the "Rule"). The Rule which introduces two new regulatory reporting forms for investment companies -- Form N-PORT and Form N-CEN -- also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund's current financial statement presentation and expects that the Fund will be able to comply with the Rule's Regulation S-X amendments by the August 1, 2017 compliance date.

14. SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials were issued. Based on this evaluation, no disclosures and/or adjustments were required to the consolidated financial statements as of April 30, 2017.

WIN-SA-002-0200

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable for semi-annual report.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Winton Diversified Opportunities Fund


By (Signature and Title)                   /s/ Michael Beattie
                                           --------------------------
                                           Michael Beattie, President

Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                   /s/ Michael Beattie
                                           --------------------------
                                           Michael Beattie, President

Date: July 7, 2017


By (Signature and Title)                   /s/ Stephen Connors
                                           ---------------------------
                                           Stephen Connors
                                           Treasurer, Controller & CFO

Date: July 7, 2017